UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04661

Exact name of registrant as specified in charter:	Prudential Global Total Return Fund, Inc.

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2013

Date of reporting period:	7/31/2013

Item 1.	Schedule of Investments

Prudential Global Total Return Fund, Inc.

Schedule of Investments

as of July 31, 2013 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value
LONG-TERM INVESTMENTS — 95.4%
FOREIGN BONDS — 66.1%
Austria — 0.5%
Austria Government International Bond, Notes, MTN	5.750%		09/15/14	AUD	1,559	$ 1,443,091

Belgium — 1.5%
Kingdom of Belgium, Notes	8.875%		12/01/24		500	712,956
Kingdom of Belgium, Notes, MTN	5.000%		04/24/18	GBP	2,000	3,437,134

						4,150,090

Brazil — 3.0%
Brazil Notas do Tesouro Nacionalie B, Notes, Series NTNB	6.000%		08/15/50	BRL	424	466,883
Brazilian Government International Bond, Sr. Unsec’d. Notes,	4.875%		01/22/21		500	530,250
Brazilian Government International Bond, Sr. Unsec’d. Notes	5.625%		01/07/41		1,300	1,283,750
Brazilian Government International Bond, Sr. Unsec’d. Notes	7.375%		02/03/15	EUR	350	504,317
Brazilian Government International Bond, Unsec’d. Notes	11.000%		06/26/17	EUR	2,120	3,716,332
Cia Energetica De Sao Paulo, Sr. Unsec’d. Notes, MTN	9.750%		01/15/15	BRL	2,850	1,844,175

						8,345,707

British Virgin Islands — 0.1%
CNOOC Finance Ltd., Gtd. Notes	3.000%		05/09/23		275	250,372

Bulgaria — 0.7%
Bulgaria Government International Bond, Sr. Unsec’d. Notes	4.250%		07/09/17	EUR	100	142,547
Bulgaria Government International Bond, Sr. Unsec’d. Notes, RegS	8.250%		01/15/15		1,600	1,760,064

						1,902,611

Canada — 0.3%
Agrium, Inc., Sr. Unsec’d. Notes	6.125%		01/15/41		25	26,519
Canadian Government Bond, Unsec’d. Notes	2.750%		06/01/22	CAD	200	199,786
Canadian Pacific Railway Co., Sr. Unsec’d. Notes	6.500%		05/15/18		77	91,010
TransAlta Corp., Sr. Unsec’d. Notes	6.650%		05/15/18		200	226,466
Videotron Ltd., Gtd. Notes	9.125%		04/15/18		131	137,550
Xstrata Canadian Finance Ltd., Gtd. Notes	2.850%		11/10/14		250	253,391

						934,722

Cayman Islands — 0.9%
Hutchison Whampoa International Ltd., Gtd. Notes, RegS	7.625%		04/09/19		250	303,942
IPIC GMTN Ltd., Gtd. Notes, MTN	5.500%		03/01/22		300	323,250
MUFG Capital Finance 1 Ltd., Gtd. Notes	6.346%	(a)	07/29/49		120	129,600
Petrobras International Finance Co., Gtd. Notes	5.375%		01/27/21		900	896,252
Schahin II Finance Co. SPV Ltd., Sr. Sec’d. Notes	5.875%		09/25/22		245	239,813
UPCB Finance III Ltd., Sr. Sec’d. Notes	6.625%		07/01/20		475	508,250

						2,401,107

China — 1.9%
China Government Bond, Sr. Unsec’d. Notes	1.800%		12/01/15	CNY	1,000	158,280
China Government Bond, Sr. Unsec’d. Notes	2.380%		07/19/14	CNY	15,060	2,442,684
China Government Bond, Sr. Unsec’d. Notes, RegS	1.850%		06/29/15	CNY	12,000	1,910,101
China Government Bond, Unsec’d. Notes	3.300%		10/27/14	CNY	2,970	485,516
China Government International Bond, Sr. Unsec’d. Notes	4.250%		10/28/14	EUR	280	388,069

						5,384,650

Colombia — 0.5%
Colombia Government International Bond, Sr. Unsec’d. Notes	11.750%		02/25/20		715	1,047,475
Colombia Government International Bond, Sr. Unsec’d. Notes	12.000%		10/22/15	COP	500,000	302,019

						1,349,494

Costa Rica — 0.2%
Costa Rica Government International Bond, Unsec’d. Notes	4.375%		04/30/25		500	463,750

Croatia — 0.5%
Croatia Government International Bond, Sr. Unsec’d. Notes	6.500%		01/05/15	EUR	1,050	1,468,810

Czech Republic — 1.1%
Czech Republic Government Bond, Series 51	4.000%		04/11/17	CZK	35,000	1,976,939
Czech Republic International, Sr. Unsec’d. Notes	2.875%		11/23/16	CHF	600	694,754
Czech Republic International, Sr. Unsec’d. Notes, Series E, MTN	3.625%		04/14/21	EUR	284	419,327

						3,091,020

Denmark — 0.3%
Denmark Government International Bond, Sr. Unsec’d. Notes, Series E, MTN	3.165%		03/31/14	SEK	5,000	777,023

Finland 0.3%
Finland Government International Bond, Sr. Unsec’d. Notes, Series E, MTN	2.250%		01/18/17	SEK	5,000	779,653

France — 1.5%
French Treasury Notes BTAN, Bonds(b)	2.500%		07/25/16	EUR	2,900	4,081,018

Germany — 0.7%
RWE AG, Jr. Sub. Notes	4.625%	(a)	09/29/49	EUR	200	270,221
Techem Energy Metering Service GmbH & Co. KG, Co. Gtd.	7.875%		10/01/20	EUR	275	398,773
Techem GmbH, Sr. Sec’d Notes,	6.125%		10/01/19	EUR	500	718,391
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Sr. Sec’d. Notes	5.500%		09/15/22	EUR	450	591,715

						1,979,100

Greece — 2.0%
Hellenic Republic Government Bond, Sr. Unsec’d. Notes	2.000%	(c)	02/24/23	EUR	5,050	3,891,432
Hellenic Republic Government Bond, Sr. Unsec’d. Notes	2.000%	(c)	02/24/42	EUR	510	290,349
Hellenic Republic Government Bond, Sr. Unsec’d. Notes, Series 9RG	5.800%		07/14/15	JPY	150,000	1,348,177

						5,529,958

Hong Kong — 0.1%
Hong Kong SAR Government Bond, Sr. Unsec’d. Notes, RegS	5.125%		08/01/14		200	208,505

Hungary — 3.1%
Hungary Government International Bond, Sr. Unsec’d. Notes, Series E, MTN	4.000%		05/20/16	CHF	500	552,704
Hungary Government International Bond, Sr. Unsec’d. Notes, Series E, MTN	6.750%		07/28/14	EUR	1,500	2,088,322
Hungary Government International Bond, Sr. Unsec’d. Notes	4.375%		07/04/17	EUR	1,000	1,335,874
Hungary Government International Bond, Sr. Unsec’d. Notes	5.500%		05/06/14	GBP	325	501,035
Hungary Government International Bond, Sr. Unsec’d. Notes, RegS	6.000%		01/11/19	EUR	2,500	3,500,492
Hungary Government International Bond, Sr. Unsec’d. Notes	5.750%		06/11/18	EUR	500	690,646

						8,669,073

Iceland — 0.4%
Iceland Government International Bond, Unsec’d. Notes, RegS	4.875%	06/16/16		1,000	1,047,500

India — 0.4%
State Bank of India, Sr. Unsec’d. Notes, MTN, RegS	4.500%	11/30/15	EUR	700	970,732

Indonesia — 1.1%
Indonesia Government International Bond, Sr. Unsec’d. Notes	4.625%	04/15/43		200	164,500
Pertamina Persero PT., Sr. Unsec’d. Notes	4.300%	05/20/23		500	448,750
Perusahaan Penerbit SBSN Indonesia, Sr. Unsec’d. Notes, RegS	4.000%	11/21/18		2,200	2,178,000
PT Adaro Indonesia, Sr. Unsec’d. Notes	7.625%	10/22/19		130	134,712

					2,925,962

Ireland — 2.2%
Ireland Government Bond, Sr. Unsec’d. Notes	4.400%	06/18/19	EUR	2,630	3,704,476
Ireland Government Bond, Unsec’d. Notes	4.500%	04/18/20	EUR	500	701,296
Nara Cable Funding Ltd., Sr. Sec’d. Notes, RegS	8.875%	12/01/18	EUR	400	555,423
Raspadskaya OJSC Via Raspadskaya Securities Ltd., Sr. Unsec’d. Notes	7.750%	04/27/17		250	251,250
Rosneft Oil Co. Via Rosneft International Finance Ltd., Sr. Unsec’d. Notes	3.149%	03/06/17		200	197,750
Sibur Securities Ltd., Gtd. Notes	3.914%	01/31/18		300	285,750
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, Sr. Unsec’d. Notes	7.748%	02/02/21		295	314,912

					6,010,857

Israel — 1.4%
Israel Government International Bond, Sr. Unsec’d. Notes	4.500%	01/30/43		1,000	899,938
Israel Government International Bond, Sr. Unsec’d. Notes	5.125%	03/26/19		800	914,000
Israel Government International Bond, Sr. Unsec’d. Notes, MTN	4.625%	03/18/20	EUR	350	531,276
Israel Government International Bond, Sr. Unsec’d. Notes, Series E, MTN	3.750%	10/12/15	EUR	1,000	1,407,514

					3,752,728

Italy — 5.9%
Italy Buoni Poliennali Del Tesoro, Unsec’d. Notes	4.750%	05/01/17	EUR	3,670	5,194,528
Italy Buoni Poliennali Del Tesoro, Unsec’d. Notes	6.000%	05/01/31	EUR	100	150,729
Italy Buoni Poliennali Del Tesoro, Unsec’d. Notes	6.500%	11/01/27	EUR	3,865	6,026,722
Italy Government International Bond, Sr. Unsec’d. Notes	3.450%	03/24/17	JPY	125,000	1,312,790
Italy Government International Bond, Sr. Unsec’d. Notes	3.700%	11/14/16	JPY	92,000	986,811
Italy Government International Bond, Sr. Unsec’d. Notes	4.500%	06/08/15	JPY	144,000	1,534,723
Italy Government International Bond, Sr. Unsec’d. Notes	5.500%	12/15/14	JPY	62,000	662,873
Italy Government International Bond, Sr. Unsec’d. Notes, MTN	6.000%	08/04/28	GBP	100	151,863
Italy Government International Bond, Sr. Unsec’d. Notes, Series E, MTN	2.500%	03/02/15	CHF	100	109,342
Italy Government International Bond, Sr. Unsec’d. Notes, Series E, MTN, RegS	5.750%	07/25/16	EUR	201	290,130

					16,420,511

Japan — 1.1%
Japan Government Twenty Year Bond, Sr. Unsec’d. Notes, Series 108	1.700%	12/20/31	JPY	50,000	516,827
Japan Government Twenty Year Bond, Sr. Unsec’d. Notes, Series 132	1.900%	12/20/28	JPY	164,000	1,805,447
Nomura Holdings, Inc., Sr. Unsec’d. Notes, MTN	2.000%	09/13/16		800	795,083

					3,117,357

Kazakhstan — 0.1%
KazMunaygas National Co. JSC, Sr. Unsec’d. Notes	5.750%	04/30/43		325	285,967
KazMunaygas National Co. JSC, Sr. Unsec’d. Notes, MTN	11.750%	01/23/15		100	112,500

					398,467

Latvia — 0.4%
Republic of Latvia, Sr. Unsec’d. Notes, RegS	5.250%	02/22/17		1,000	1,086,452

Lithuania — 0.5%
Lithuania Government International Bond, Sr. Unsec’d. Notes	3.750%	02/10/16	EUR	1,000	1,410,174

Luxembourg — 1.4%
Gazprom OAO Via GAZ Capital SA, Sr. Unsec’d. Notes	6.510%	03/07/22		500	538,700
Gazprom OAO Via GAZ Capital SA, Sr. Unsec’d. Notes	8.125%	02/04/15	EUR	500	724,251
Gazprom OAO Via GAZ Capital SA, Sr. Unsec’d. Notes, RegS	5.092%	11/29/15		1,000	1,054,960
Minerva Luxembourg SA, Gtd. Notes	12.250%	02/10/22		200	234,000
Rosneft Finance SA, Gtd. Notes	6.625%	03/20/17		175	191,835
VTB Bank OJSC Via VTB Capital SA, Sr. Unsec’d. Notes	6.875%	05/29/18		315	337,837
Wind Acquisition Finance SA, Sec’d. Notes	11.750%	07/15/17	EUR	150	211,027
Wind Acquisition Finance SA, Sec’d. Notes	11.750%	07/15/17		100	105,500
Wind Acquisition Finance SA, Sec’d. Notes, RegS	11.750%	07/15/17	EUR	300	422,055

					3,820,165

Malaysia — 0.3%
1Malaysia Sukuk Global Bhd, Sr. Unsec’d. Notes, RegS	3.928%	06/04/15		825	860,887

Mexico — 3.7%
Mexico Government International Bond, Sr. Unsec’d. Notes	2.750%	04/22/23	EUR	2,075	2,696,647
Mexico Government International Bond, Sr. Unsec’d. Notes, MTN	5.625%	01/15/17		526	586,490
Mexico Government International Bond, Sr. Unsec’d. Notes, Series B, MTN	4.250%	07/14/17	EUR	2,954	4,336,605
Mexico Government International Bond, Sr. Unsec’d. Notes, Series G, MTN	6.750%	02/06/24	GBP	825	1,512,104
Mexico Government International Bond, Sr. Unsec’d. Notes, Series G, MTN	11.000%	05/08/17	ITL	250,000	229,481
Petroleos Mexicanos, Gtd. Notes	3.500%	01/30/23		370	338,550
Petroleos Mexicanos, Gtd. Notes	4.875%	01/24/22		300	308,250
Petroleos Mexicanos, Gtd. Notes, MTN	8.250%	06/02/22	GBP	206	390,126

					10,398,253

Netherlands — 0.8%
Bharti Airtel International Netherlands Bank, Gtd. Notes	5.125%	03/11/23		200	186,000
Hertz Holdings Netherlands BV, Sr. Sec’d. Notes, RegS	8.500%	07/31/15	EUR	155	215,505
Lukoil International Finance BV, Gtd. Notes	7.250%	11/05/19		130	148,720
Petrobras Global Finance BV, Gtd. Notes	4.375%	05/20/23		2,000	1,801,230

					2,351,455

Panama — 1.0%
Panama Government International Bond, Sr. Unsec’d. Notes	4.300%	04/29/53		500	403,750
Panama Government International Bond, Sr. Unsec’d. Notes	6.700%	01/26/36		1,700	2,006,000
Panama Government International Bond, Sr. Unsec’d. Notes	10.750%	05/15/20		275	378,125

					2,787,875

Peru — 3.1%
Peruvian Government International Bond, Sr. Unsec’d. Notes	7.350%	07/21/25		500	636,250
Peruvian Government International Bond, Sr. Unsec’d. Notes, RegS	7.500%	10/14/14	EUR	4,003	5,685,402
Peruvian Government International Bond, Sr. Unsec’d. Notes, RegS	9.910%	05/05/15	PEN	5,800	2,282,038

					8,603,690

Philippines — 2.1%
Philippine Government International Bond, Sr. Unsec’d. Notes	3.900%	11/26/22	PHP	60,000	1,390,168
Philippine Government International Bond, Sr. Unsec’d. Notes	6.250%	03/15/16	EUR	2,881	4,225,605
Power Sector Assets & Liabilities Management Corp., Gtd. Notes, RegS	7.250%	05/27/19		250	300,625

					5,916,398

Poland — 2.7%
Poland Government International Bond, Series 9, Sr. Unsec’d. Notes	2.340%	11/13/14	JPY	200,000	2,082,212
Poland Government International Bond, Sr. Unsec’d. Notes, Series E, MTN	2.125%	03/31/14	CHF	500	546,815
Poland Government International Bond, Sr. Unsec’d. Notes, Series E, MTN	2.625%	05/12/15	CHF	3,000	3,359,987
Poland Government International Bond, Sr. Unsec’d. Notes, Series E, MTN	3.625%	02/01/16	EUR	500	710,848
Poland Government International Bond, Sr. Unsec’d. Notes, Series E, MTN	5.250%	01/20/25	EUR	500	798,545

					7,498,407

Portugal — 2.4%
Portugal Government International Bond, Sr. Unsec’d. Notes, MTN, RegS	3.500%	03/25/15		270	265,588
Portugal Obrigacoes do Tesouro OT, Sr. Unsec’d. Notes	3.850%	04/15/21	EUR	1,100	1,252,847
Portugal Obrigacoes do Tesouro OT, Sr. Unsec’d. Notes	4.100%	04/15/37	EUR	745	702,006
Portugal Obrigacoes do Tesouro OT, Sr. Unsec’d. Notes	4.750%	06/14/19	EUR	2,410	2,998,008
Portugal Obrigacoes do Tesouro OT, Sr. Unsec’d. Notes	6.400%	02/15/16	EUR	750	1,025,443
Portugal Obrigacoes do Tesouro OT, Sr. Unsec’d. Notes, RegS	4.950%	10/25/23	EUR	350	418,219

					6,662,111

Romania — 1.2%
Romanian Government International Bond, Sr. Unsec’d. Notes, RegS	5.000%	03/18/15	EUR	1,307	1,817,949
Romanian Government International Bond, Sr. Unsec’d. Notes, RegS	6.500%	06/18/18	EUR	1,000	1,503,299

					3,321,248

Russia — 1.7%
Russian Foreign Bond - Eurobond, Sr. Unsec’d. Notes, RegS	7.500%	03/31/30		4,098	4,804,319

Serbia — 0.2%
Republic of Serbia, Sr. Sec’d. Notes	4.875%	02/25/20		750	690,150

Singapore — 0.2%
Berau Capital Resources, Sr. Sec’d. Notes	12.500%	07/08/15		400	419,000

Slovak Republic — 0.4%
Slovakia Government International Bond, Sr. Unsec’d. Notes, RegS	4.375%	05/21/22		1,000	1,017,800

Slovenia — 1.2%
Slovenia Government Bond, Unsec’d. Notes	4.375%	02/06/19	EUR	300	376,497
Slovenia Government International Bond, Sr. Unsec’d. Notes	4.750%	05/10/18		1,500	1,453,155
Slovenia Government International Bond, Sr. Unsec’d. Notes	5.850%	05/10/23		1,500	1,421,880

					3,251,532

South Africa — 1.0%
South Africa Government International Bond, Unsec’d. Notes, MTN	4.500%	04/05/16	EUR	2,047	2,893,435

South Korea — 0.4%
Republic of Korea, Sr. Unsec’d. Notes	3.625%	11/02/15	EUR	880	1,233,461

Spain — 4.0%
Autonomous Community of Madrid Spain, Sr. Unsec’d. Notes	3.000%	11/05/13	CHF	600	648,074
Spain Government Bond, Sr. Unsec’d. Notes	3.000%	04/30/15	EUR	950	1,283,425
Spain Government Bond, Sr. Unsec’d. Notes	3.250%	04/30/16	EUR	2,900	3,926,269
Spain Government Bond, Sr. Unsec’d. Notes	4.250%	10/31/16	EUR	100	138,716
Spain Government Bond, Sr. Unsec’d. Notes	4.700%	07/30/41	EUR	310	381,623
Spain Government Bond, Sr. Unsub. Notes	5.850%	01/31/22	EUR	3,005	4,382,692
Spain Government International Bond, Sr. Unsec’d. Notes	4.000%	03/06/18		500	493,650

					11,254,449

Supranational Bank — 0.9%
European Investment Bank, Sr. Unsec’d., Series E, MTN	4.250%	05/19/17	NOK	5,000	903,964
European Investment Bank, Sr. Unsec’d., Series E, MTN	4.500%	08/12/17	SEK	9,000	1,504,959

					2,408,923

Thailand — 0.4%
Bangkok Bank PCL/Hong Kong, Sr. Unsec’d. Notes	3.875%	09/27/22		600	582,484
Thailand Government Bond, Sr. Unsec’d. Notes	3.650%	12/17/21	THB	21,000	660,305

					1,242,789

Turkey — 2.4%
Export Credit Bank of Turkey, Sr. Unsec’d. Notes	5.375%	11/04/16		200	206,000
Turkey Government Bond, Sr. Sub. Notes, Series 5Y	6.300%	02/14/18	TRY	9,000	4,197,939
Turkey Government International Bond, Sr. Unsec’d. Notes	5.500%	02/16/17	EUR	1,148	1,641,178
Turkey Government International Bond, Sr. Unsec’d. Notes	5.875%	04/02/19	EUR	247	365,565
Turkey Government International Bond, Unsec’d. Notes	4.875%	04/16/43		450	374,625

					6,785,307

United Arab Emirates — 0.2%
Dolphin Energy Ltd., Sr. Sec’d. Notes	5.888%		06/15/19		253	280,288
Dubai Electricity & Water Authority, Sr. Unsec’d. Notes	8.500%		04/22/15		200	221,000

						501,288

United Kingdom — 1.4%
HSBC Holdings PLC, Sr. Unsec’d. Notes	4.875%		01/14/22		150	162,639
HSBC Holdings PLC, Sr. Unsec’d. Notes	5.100%		04/05/21		85	93,512
HSBC Holdings PLC, Sub. Notes	6.500%		09/15/37		125	142,398
Lloyds TSB Bank PLC, Gtd. Notes	4.200%		03/28/17		575	613,732
Lloyds TSB Bank PLC, Gtd. Notes	6.375%		01/21/21		500	580,465
Lloyds TSB Bank PLC, Gtd. Notes, MTN	5.800%		01/13/20		245	275,865
Lynx I Corp., Sr. Sec’d. Notes	6.000%		04/15/21	GBP	500	780,087
Royal Bank of Scotland Group PLC (The), Gtd. Notes	6.125%		01/11/21		325	366,275
Royal Bank of Scotland Group PLC (The), Sr. Unsec’d. Notes, MTN	6.400%		10/21/19		150	170,133
Sasol Financing International PLC, Gtd. Notes	4.500%		11/14/22		400	374,000
Vedanta Resources PLC, Sr. Notes	6.000%		01/31/19		350	341,250

						3,900,356

Uruguay — 0.3%
Uruguay Government International Bond, Sr. Unsec’d. Notes	4.125%		11/20/45		700	563,500
Uruguay Government International Bond, Sr. Unsec’d. Notes	6.875%		01/19/16	EUR	103	152,442
Uruguay Government International Bond, Sr. Unsec’d. Notes	7.000%		06/28/19	EUR	119	191,147

						907,089

TOTAL FOREIGN BONDS (cost $181,732,571)						183,880,881

ASSET-BACKED SECURITIES — 8.0%
Collateralized Loan Obligations, Debt Obligations and Other Asset-Backed Securities — 1.2%
Ares Enhanced Loan Investment Strategy Ltd. (Cayman Islands), Series 2005-2A, Class A2, 144A	0.524%	(a)	01/26/20		129	127,029
Avoca CLO I BV (Cayman Islands), Series II-A, Class A1, 144A	0.670%	(a)	01/15/20	EUR	486	639,773
Four Corners CLO Ltd. (Cayman Islands), Series 2006-3A, Class A, 144A	0.516%	(a)	07/22/20		413	407,253
Highlander Euro CDO Cayman Ltd. (Netherlands), Series 2008-4A, Class C, 144A	4.820%	(a)	08/01/16	EUR	500	636,030
LightPoint Pan-European CLO PLC (Cayman Islands), Series 2006-1A, Class A, 144A	0.476%	(a)	01/31/22	EUR	205	267,201
Mountain Capital CLO IV Ltd. (Cayman Islands), Series 2005-4A, Class A1L, 144A	0.523%	(a)	03/15/18		157	155,685
North Westerly CLO BV (Netherlands), Series II-A, Class A, 144A	0.706%	(a)	09/14/19	EUR	256	332,106
Shackleton CLO Ltd. (Cayman Islands), Series 2013-3A, Class B2, 144A	3.440%		04/15/25		250	239,468
Slater Mill Loan Fund LP (Cayman Islands), Series 2012-1A, Class B, 144A	2.924%	(a)	08/17/22		250	251,084
Trimaran CLO VI Ltd. (Cayman Islands), Series 2006-2A, Class A1L, 144A	0.524%	(a)	11/01/18		260	256,689

						3,312,318

Residential Mortgage-Backed Securities — 6.8%
ACE Securities Corp. Home Equity Loan Trust, Series 2004-FM1, Class M1	1.093%	(a)	09/25/33		294	266,352
ACE Securities Corp. Home Equity Loan Trust, Series 2005-HE2, Class M4	1.150%	(a)	04/25/35		1,000	875,474
Aegis Asset-Backed Securities Trust, Series 2004-2, Class A5	1.093%	(a)	06/25/34		449	443,619
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-R8, Class M1	1.150%	(a)	09/25/34		400	382,778
Argent Securities, Inc., Series 2004-W6, Class M1	0.743%	(a)	05/25/34		262	253,799

Argent Securities, Inc., Series 2005-W2, Class A2C	0.550%	(a)	10/25/35	1,452	1,269,357
Asset-Backed Pass-Through Certificates, Series 2002-3, Class M3	3.040%	(a)	08/25/32	765	702,220
Asset-Backed Securities Corp., Series 2004-HE1, Class M1	1.243%	(a)	01/15/34	1,341	1,276,704
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE2, Class M1	1.093%	(a)	03/25/34	354	321,571
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE3, Class M2	1.918%	(a)	04/25/34	247	224,575
Chase Funding Loan Acquisition Trust, Series 2004-AQ1, Class A2	0.590%	(a)	05/25/34	214	212,896
Citicorp Residential Mortgage Trust, Series 2006-2, Class A4	5.775%	(a)	09/25/36	618	628,155
Citigroup Mortgage Loan Trust, Inc., Series 2004-OPT1, Class A2	0.913%	(a)	10/25/34	100	100,094
Countrywide Asset-Backed Certificates, Series 2002-5, Class MV1	1.690%	(a)	03/25/33	198	190,482
Finance America Mortgage Loan Trust, Series 2004-2, Class M1	1.018%	(a)	08/25/34	982	871,217
Fremont Home Loan Trust, Series 2004-1, Class M1	0.868%	(a)	02/25/34	421	372,497
Fremont Home Loan Trust, Series 2004-B, Class M1	1.063%	(a)	05/25/34	910	815,685
GSAMP Trust, Series 2004-FM1, Class M1	1.168%	(a)	11/25/33	227	219,424
GSAMP Trust, Series 2005-HE5, Class M1	0.613%	(a)	11/25/35	1,000	922,230
Home Equity Asset Trust, Series 2004-3, Class M1	1.048%	(a)	08/25/34	616	560,423
Home Equity Asset Trust, Series 2005-9, Class 2A4	0.533%	(a)	04/25/36	1,000	916,841
HSBC Home Equity Loan Trust, Series 2007-2, Class A4	0.492%	(a)	07/20/36	400	371,635
Long Beach Mortgage Loan Trust, Series 2004-3, Class M1	1.045%	(a)	07/25/34	600	571,501
MASTR Asset-Backed Securities Trust, Series 2004-OPT2, Class A1	0.893%	(a)	09/25/34	375	338,182
Merrill Lynch Mortgage Investors Trust, Series 2004-HE2, Class M1	0.993%	(a)	08/25/35	257	223,330
Morgan Stanley ABS Capital I, Series 2003-NC8, Class M1	1.243%	(a)	09/25/33	325	300,392
Morgan Stanley ABS Capital I, Series 2004-NC1, Class M1	1.243%	(a)	12/25/33	397	379,310
Morgan Stanley ABS Capital I, Series 2004-WMC2, Class M1	1.105%	(a)	07/25/34	242	226,294
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-OP1, Class M1	1.063%	(a)	11/25/34	437	377,149
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-WMC1, Class M1	1.123%	(a)	06/25/34	639	596,814
Morgan Stanley Dean Witter Capital I, Series 2002-AM3, Class A3	1.173%	(a)	02/25/33	383	356,346
New Century Home Equity Loan Trust, Series 2003-4, Class M1	1.318%	(a)	10/25/33	396	381,200
New Century Home Equity Loan Trust, Series 2005-C, Class A2C	0.443%	(a)	12/25/35	871	797,405
Option One Mortgage Loan Trust, Series 2003-6, Class A2	0.853%	(a)	11/25/33	356	322,936
Popular ABS Mortgage Pass-Through Trust, Series 2004-4, Class M1	5.042%	(a)	09/25/34	215	215,454
Structured Asset Investment Loan Trust, Series 2004-2, Class A4	0.895%	(a)	03/25/34	106	97,572
Structured Asset Investment Loan Trust, Series 2004-8, Class A8	1.193%	(a)	09/25/34	376	360,766
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-NC2, Class M3	0.623%	(a)	05/25/35	530	474,527
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-5, Class 1A1	5.500%		05/25/37	612	626,749

					18,843,955

TOTAL ASSET-BACKED SECURITIES (cost $20,313,377)					22,156,273

BANK LOANS(a) — 0.7%
Cable
Kabel Deutschland Vertrieb und Service GmbH (Germany)	3.250%		02/01/19	54	53,359

Gaming — 0.2%
CCM Merger, Inc.	5.000%		03/01/17	129	130,193
Scientific Games Corp.	3.450%		06/30/15	247	246,523

					376,716

Healthcare & Pharmaceutical — 0.2%
Alere, Inc.	3.200%		06/30/16	102	101,513
Alere, Inc.	4.250%		06/30/17	137	137,976
DaVita, Inc.	4.000%		11/01/19	222	222,796

RPI Finance Trust	3.500%		05/09/18		—	(d)	1
RPI Finance Trust	4.000%		11/09/18		149		149,652

							611,938

Retailers — 0.2%
Alliance Boots Holdings Ltd. (United Kingdom)	3.990%		07/09/17	GBP	400		598,616

Technology — 0.1%
First Data Corp.	4.190%		09/24/18		300		299,375
Flextronics International Ltd. (Singapore)	2.450%		10/01/14		34		33,986

							333,361

TOTAL BANK LOANS (cost $1,971,952)							1,973,990

CORPORATE BONDS — 19.3%
Aerospace & Defense — 0.3%
B/E Aerospace, Inc., Sr. Unsec’d. Notes	5.250%		04/01/22		350		360,937
Textron, Inc., Sr. Unsec’d. Notes	5.600%		12/01/17		100		109,353
Textron, Inc., Sr. Unsec’d. Notes	7.250%		10/01/19		200		236,683

							706,973

Airlines — 0.2%
Continental Airlines, Inc. 2010-1 Class A Pass-Through Trust, Pass-Through Certificates	4.750%		01/12/21		89		96,346
Delta Air Lines, Inc. 2007-1, Class A Pass-Through Trust, Pass-Through Certificates., Series 071A	6.821%		08/10/22		206		231,192
Delta Air Lines, Inc. 2010-2 Class A Pass-Through Trust, Pass-Through Certificates	4.950%		05/23/19		21		22,124
Delta Air Lines, Inc. 2011-1, Class A Pass-Through Trust, Pass-Through Certificates	5.300%		04/15/19		213		231,101
United Airlines, Inc., Pass-Through Certificates, Series 071A,	6.636%		07/02/22		107		112,802

							693,565

Automotive — 0.4%
BorgWarner, Inc., Sr. Unsec’d. Notes	4.625%		09/15/20		50		52,125
Delphi Corp., Gtd. Notes	5.875%		05/15/19		350		371,875
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.207%		04/15/16		460		484,809
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	5.625%		09/15/15		225		242,799

							1,151,608

Banking — 4.6%
Bank of America Corp., Jr. Sub. Notes	8.000%		12/29/49		235		260,262
Bank of America Corp., Sr. Unsec’d. Notes	5.700%		01/24/22		225		252,706
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.000%		05/13/21		540		580,466
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.875%		02/07/42		700		786,203
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	7.250%		02/01/18		200		239,714
Citigroup, Inc., Sr. Unsec’d. Notes	4.500%		01/14/22		425		447,770
Citigroup, Inc., Sr. Unsec’d. Notes	8.125%		07/15/39		110		151,284
Citigroup, Inc., Sr. Unsec’d. Notes	8.500%		05/22/19		605		771,873
Citigroup, Inc., Sub. Notes	5.500%		02/15/17		300		328,705
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(e)	5.250%		07/27/21		1,200		1,294,499
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.250%		02/01/41		205		233,187
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	7.500%		02/15/19		1,300		1,568,618
Goldman Sachs Group, Inc. (The), Sub. Notes	6.750%		10/01/37		185		194,652
JPMorgan Chase & Co., Jr. Sub. Notes	7.900%	(a)	04/29/49		450		500,625

JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.250%	10/15/20	30	31,588
JPMorgan Chase & Co., Sr. Unsec’d. Notes(e)	4.350%	08/15/21	830	873,455
JPMorgan Chase & Co., Sr. Unsec’d. Notes	5.600%	07/15/41	500	555,820
JPMorgan Chase & Co., Sr. Unsec’d. Notes	6.000%	01/15/18	150	172,488
Morgan Stanley, Sr. Unsec’d. Notes	6.375%	07/24/42	325	374,042
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.625%	09/23/19	1,970	2,180,707
State Street Corp., Jr. Sub. Debs.	4.956%	03/15/18	245	270,231
US Bancorp, Jr. Sub. Notes	3.442%	02/01/16	340	356,791
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	3.500%	03/08/22	120	121,213
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN(e)	4.600%	04/01/21	130	141,499

				12,688,398

Brokerage — 0.2%
Jefferies Group, Inc., Sr. Unsec’d. Notes	6.875%	04/15/21	500	560,700
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes	6.875%	05/02/18	100	25,125

				585,825

Building Materials & Construction — 0.4%
Cemex Finance LLC, Sr. Sec’d. Notes, RegS	9.500%	12/14/16	250	266,250
CRH America, Inc., Gtd. Notes	8.125%	07/15/18	110	133,294
Owens Corning, Inc., Gtd. Notes	4.200%	12/15/22	270	263,990
Toll Brothers Finance Corp., Gtd. Notes	5.150%	05/15/15	420	438,900

				1,102,434

Cable — 0.8%
CSC Holdings LLC, Sr. Unsec’d. Notes	6.750%	11/15/21	325	355,875
CSC Holdings LLC, Sr. Unsec’d. Notes	8.625%	02/15/19	185	216,450
Dish DBS Corp., Gtd. Notes	6.625%	10/01/14	900	942,750
Time Warner Cable, Inc., Gtd. Notes	6.750%	07/01/18	195	218,007
Time Warner Cable, Inc., Gtd. Notes	8.750%	02/14/19	300	355,450

				2,088,532

Capital Goods — 1.4%
Actuant Corp., Gtd. Notes	5.625%	06/15/22	400	404,000
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $273,750; purchased 02/09/2010)(f)(g)	6.375%	10/15/17	250	290,271
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $221,242; purchased 10/26/2011)(f)(g)	7.000%	10/15/37	190	227,714
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $998,520; purchased 09/24/2012)(f)(g)	2.500%	03/15/16	1,000	1,016,598
Penske Truck Leasing Co. LP/PTL Finance Corp., Unsec’d. Notes, 144A (original cost $124,879; purchased 05/08/2012)(f)(g)	3.125%	05/11/15	125	129,039
Pentair Finance SA, Gtd. Notes	2.650%	12/01/19	750	720,655
United Rentals North America, Inc., Gtd. Notes	7.625%	04/15/22	750	836,250
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21	225	238,682

				3,863,209

Chemicals — 0.3%
Ashland, Inc., Gtd. Notes, 144A	4.750%	08/15/22	300	296,250
Ashland, Inc., Sr. Unsec’d. Notes, 144A	3.875%	04/15/18	175	176,313
Dow Chemical Co. (The), Sr. Unsec’d. Notes	9.400%	05/15/39	152	226,502

				699,065

Consumer — 0.2%
QVC, Inc., Sr. Sec’d. Notes, 144A	7.500%	10/01/19	350	379,185
Service Corp. International, Sr. Unsec’d. Notes	7.000%	06/15/17	250	276,875

				656,060

Electric — 0.3%
AES Corp. (The), Sr. Unsec’d. Notes	8.000%	10/15/17	250	290,000
AES Corp. (The), Sr. Unsec’d. Notes	9.750%	04/15/16	250	292,500
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	6.800%	09/01/18	105	126,430
Public Service Co. of New Mexico, Sr. Unsec’d. Notes	7.950%	05/15/18	50	59,850

				768,780

Energy — Other — 0.3%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.375%	09/15/17	175	204,004
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.450%	09/15/36	35	41,026
Nabors Industries, Inc., Gtd. Notes	4.625%	09/15/21	170	170,012
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	6.875%	05/01/18	200	235,231
Weatherford International Ltd., Gtd. Notes	5.125%	09/15/20	65	68,402

				718,675

Foods — 0.9%
ARAMARK Corp., Gtd. Notes, 144A	5.750%	03/15/20	475	494,000
ConAgra Foods, Inc., Sr. Unsec’d. Notes	7.000%	04/15/19	250	300,361
Cott Beverages, Inc., Gtd. Notes	8.125%	09/01/18	800	864,000
Darling International, Inc., Gtd. Notes	8.500%	12/15/18	200	221,000
JBS USA LLC/JBS USA Finance, Inc., Sr. Unsec’d. Notes, 144A (original cost $172,275; purchased 12/08/2011)(f)(g)	7.250%	06/01/21	190	194,750
Kraft Foods Group, Inc., Sr. Unsec’d. Notes	6.875%	01/26/39	75	92,934
Stater Bros. Holdings, Inc., Gtd. Notes	7.750%	04/15/15	350	351,316
Tyson Foods, Inc., Gtd. Notes	6.600%	04/01/16	90	101,562

				2,619,923

Gaming — 0.4%
Ameristar Casinos, Inc., Gtd. Notes	7.500%	04/15/21	205	218,838
Marina District Finance Co., Inc., Sr. Sec’d. Notes	9.500%	10/15/15	200	209,000
Pinnacle Entertainment, Inc., Gtd. Notes	8.625%	08/01/17	400	417,000
Yonkers Racing Corp., Sec’d. Notes, 144A (original cost $263,750; purchased 06/28/2012)(f)(g)	11.375%	07/15/16	250	265,000

				1,109,838

Healthcare & Pharmaceutical — 0.7%
Amgen, Inc., Sr. Unsec’d. Notes	5.150%	11/15/41	280	277,717
Amgen, Inc., Sr. Unsec’d. Notes	5.375%	05/15/43	45	46,072
Gilead Sciences, Inc., Sr. Unsec’d. Notes	5.650%	12/01/41	125	140,487
HCA, Inc., Gtd. Notes	8.000%	10/01/18	250	288,125
HCA, Inc., Sr. Unsec’d. Notes	7.190%	11/15/15	400	436,000
HCA, Inc., Sr. Unsec’d. Notes, MTN	9.000%	12/15/14	35	37,887
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	6.500%	07/15/16	500	517,500
Watson Pharmaceuticals, Inc., Sr. Unsec’d. Notes	5.000%	08/15/14	200	207,768
Wyeth LLC, Gtd. Notes	6.450%	02/01/24	70	86,106

				2,037,662

Healthcare Insurance — 0.2%
Cigna Corp., Sr. Unsec’d. Notes	5.375%	02/15/42	225	242,457
Cigna Corp., Sr. Unsec’d. Notes	5.875%	03/15/41	140	158,343
WellPoint, Inc., Sr. Unsec’d. Notes	4.625%	05/15/42	95	89,109

				489,909

Insurance — 0.9%
Allied World Assurance Co. Holdings Ltd., Gtd. Notes	5.500%	11/15/20	30	32,533
Allied World Assurance Co. Holdings Ltd., Gtd. Notes	7.500%	08/01/16	250	290,130
American International Group, Inc., Sr. Unsec’d. Notes	6.400%	12/15/20	75	88,505
American International Group, Inc., Sr. Unsec’d. Notes	8.250%	08/15/18	100	125,120

American International Group, Inc., Sr. Unsec’d. Notes, MTN	5.850%		01/16/18	300	341,488
Chubb Corp. (The), Jr. Sub. Notes	6.375%	(a)	03/29/67	140	151,550
Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes	5.125%		04/15/22	175	192,794
Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A	6.500%		03/15/35	90	98,463
Lincoln National Corp., Jr. Sub. Notes	6.050%	(a)	04/20/67	30	30,000
Lincoln National Corp., Sr. Unsec’d. Notes	6.300%		10/09/37	80	94,054
Lincoln National Corp., Sr. Unsec’d. Notes	8.750%		07/01/19	200	260,026
Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A	6.063%		03/30/40	50	56,694
Progressive Corp. (The), Jr. Sub. Notes	6.700%	(a)	06/15/37	100	109,000
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	6.850%		12/16/39	210	260,990
Unum Group, Sr. Unsec’d. Notes	7.125%		09/30/16	245	282,719
Willis Group Holdings Ltd. Co., Gtd. Notes	4.125%		03/15/16	100	104,998

					2,519,064

Media & Entertainment — 1.3%
Cedar Fair LP/Canada’s Wonderland Co., Gtd. Notes	9.125%		08/01/18	250	275,625
Historic TW, Inc., Gtd. Notes	6.625%		05/15/29	225	262,804
Liberty Interactive LLC, Sr. Unsec’d. Notes	8.250%		02/01/30	500	540,625
News America, Inc., Gtd. Notes	6.150%		03/01/37	415	460,060
News America, Inc., Gtd. Notes	6.900%		08/15/39	60	71,694
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes	11.625%		02/01/14	450	471,375
RR Donnelley & Sons Co., Sr. Unsec’d. Notes	4.950%		04/01/14	600	614,250
RR Donnelley & Sons Co., Sr. Unsec’d. Notes	8.600%		08/15/16	450	519,750
SSI Investments II Ltd./SSI Co.-Issuer LLC, Gtd. Notes	11.125%		06/01/18	200	220,500
Viacom, Inc., Sr. Unsec’d. Notes	4.500%		02/27/42	233	204,636

					3,641,319

Metals — 0.1%
Peabody Energy Corp., Gtd. Notes	6.000%		11/15/18	400	409,000

Metals & Mining — 0.2%
Barrick North America Finance LLC, Gtd. Notes	5.750%		05/01/43	525	430,203

Non-Captive Finance — 1.7%
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	5.875%		01/14/38	585	641,423
International Lease Finance Corp., Sr. Sec’d. Notes, 144A	6.500%		09/01/14	200	209,250
International Lease Finance Corp., Sr. Unsec’d. Notes	5.750%		05/15/16	75	79,031
International Lease Finance Corp., Sr. Unsec’d. Notes	6.250%		05/15/19	125	131,875
SLM Corp., Sr. Notes, MTN	6.250%		01/25/16	2,155	2,295,075
SLM Corp., Sr. Unsec’d. Notes, MTN	5.000%		04/15/15	390	401,700
SLM Corp., Sr. Unsec’d. Notes, MTN	5.050%		11/14/14	510	526,575
SLM Corp., Sr. Unsec’d. Notes, MTN	6.000%		01/25/17	75	79,688
SLM Corp., Sr. Unsec’d. Notes, MTN	8.450%		06/15/18	225	258,777

					4,623,394

Oil, Gas & Consumable Fuels — 0.1%
Reliance Holdings USA, Inc., Gtd. Notes	5.400%		02/14/22	400	415,396

Packaging — 0.2%
Greif, Inc., Sr. Unsec’d. Notes	7.750%		08/01/19	140	159,600
Owens-Brockway Glass Container, Inc., Gtd. Notes	7.375%		05/15/16	400	452,000

					611,600

Paper — 0.4%
International Paper Co., Sr. Unsec’d. Notes	6.000%		11/15/41	130	142,441
International Paper Co., Sr. Unsec’d. Notes	7.300%		11/15/39	75	94,564

International Paper Co., Sr. Unsec’d. Notes	7.950%	06/15/18	200	249,164
MeadWestvaco Corp., Sr. Unsec’d. Notes	7.375%	09/01/19	450	527,405
Rock-Tenn Co., Gtd. Notes	4.450%	03/01/19	175	185,427

				1,199,001

Pipelines & Other — 0.5%
Energy Transfer Partners LP, Sr. Unsec’d. Notes	5.150%	02/01/43	420	391,447
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	7.300%	08/15/33	170	205,346
Northwest Pipeline LLC, Sr. Unsec’d. Notes	6.050%	06/15/18	75	87,520
Targa Resources Partners LP, Gtd. Notes	6.875%	02/01/21	600	643,500

				1,327,813

Railroads — 0.1%
Norfolk Southern Corp., Sr. Unsec’d. Notes	6.000%	03/15/05	300	323,861

Real Estate Investment Trusts — 0.2%
Felcor Lodging LP, Sr. Sec’d. Notes	10.000%	10/01/14	185	200,262
Hospitality Properties Trust, Sr. Unsec’d. Notes	7.875%	08/15/14	250	258,740
WEA Finance LLC/WT Finance Aust Pty Ltd., Gtd. Notes	5.750%	09/02/15	200	218,900

				677,902

Retailers
Macy’s Retail Holdings, Inc., Gtd. Notes	3.875%	01/15/22	75	75,957

Technology — 1.2%
Arrow Electronics, Inc., Sr. Unsec’d. Notes	3.000%	03/01/18	190	190,229
Arrow Electronics, Inc., Sr. Unsec’d. Notes	3.375%	11/01/15	50	51,721
Ceridian Corp., Gtd. Notes	11.250%	11/15/15	650	661,375
CommScope, Inc., Gtd. Notes, 144A (original cost $391,250; purchased 09/29/2011)(f)(g)	8.250%	01/15/19	400	439,000
Fiserv, Inc., Gtd. Notes	3.125%	10/01/15	50	52,108
Fiserv, Inc., Gtd. Notes	3.125%	06/15/16	45	47,046
Jabil Circuit, Inc., Sr. Unsec’d. Notes	4.700%	09/15/22	655	640,262
Seagate HDD Cayman, Gtd. Notes	6.875%	05/01/20	300	325,500
SunGard Data Systems, Inc., Gtd. Notes	7.625%	11/15/20	150	162,750
TransUnion LLC/TransUnion Financing Corp., Gtd. Notes	11.375%	06/15/18	400	449,500
Xerox Corp., Sr. Unsec’d. Notes	4.250%	02/15/15	225	235,326

				3,254,817

Telecommunications — 0.5%
CC Holdings GS V LLC/Crown Castle GS III Corp., Sr. Sec’d. Notes	2.381%	12/15/17	200	197,460
MetroPCS Wireless, Inc., Gtd. Notes	7.875%	09/01/18	250	271,250
Qwest Corp., Sr. Unsec’d. Notes	6.500%	06/01/17	465	526,187
Sprint Communications, Inc., Sr. Unsec’d. Notes	7.000%	08/15/20	400	421,500

				1,416,397

Tobacco — 0.3%
Altria Group, Inc., Gtd. Notes	9.950%	11/10/38	250	375,146
Lorillard Tobacco Co., Gtd. Notes	3.500%	08/04/16	60	62,703
Lorillard Tobacco Co., Gtd. Notes	8.125%	06/23/19	80	97,652
Reynolds American, Inc., Gtd. Notes	6.750%	06/15/17	300	348,064

				883,565

TOTAL CORPORATE BONDS (cost $51,082,357)				53,789,745

MUNICIPAL BONDS — 0.5%
California — 0.1%
University of California, Revenue, BABs	5.770%		05/15/43	150	167,781

Connecticut — 0.1%
State of Connecticut Special Tax Obligation Revenue., BABs	5.459%		11/01/30	275	291,090

District of Columbia — 0.1%
District of Columbia, Income Tax Revenue Bonds, BABs	5.582%		12/01/35	175	192,500

Illinois
Chicago Illinois Board of Education, Taxable Series E, BABs	6.138%		12/01/39	100	98,774

New York — 0.1%
City of New York, NY, Revenue Bonds, BABs	5.968%		03/01/36	250	286,308

Tennessee
Metropolitan Government of Nashville & Davidson County Convention Center Authority, BABs	6.731%		07/01/43	125	142,626

Texas — 0.1%
University of Texas, Perm. University, BABs	5.262%		07/01/39	250	275,705

TOTAL MUNICIPAL BONDS (cost $1,324,879)					1,454,784

U.S. TREASURY OBLIGATIONS — 0.8%
U.S. Treasury Bill(e)	0.057%	(h)	09/26/13	400	399,981
U.S. Treasury Bill(e)	0.102%	(h)	05/29/14	1,720	1,718,922

TOTAL U.S. TREASURY OBLIGATIONS (cost $2,118,347)					2,118,903

				Shares
PREFERRED STOCK
Banking
Citigroup Capital XIII (Capital security, fixed to floating preferred), 7.875%(a) (cost $100,000)				4,000	110,000

TOTAL LONG-TERM INVESTMENTS (cost $258,643,483)					265,484,576

SHORT-TERM INVESTMENTS — 0.1%
AFFILIATED MONEY MARKET MUTUAL FUND — 0.1%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund(i) (cost $254,798)				254,798	254,798

			Counterparty	Notional Amount (000)#
OPTION PURCHASED*(k)
Put Option
Interest Rate Swap Option, receive a fixed rate of 2.00% and pay a floating rate based on 3-month LIBOR, expiring 08/19/2013 (cost $108,435)			Citigroup Global Markets	14,555	2

TOTAL SHORT-TERM INVESTMENTS (cost $363,233)	254,800

TOTAL INVESTMENTS — 95.5% (cost $259,006,716)(j)	265,739,376
Other assets in excess of liabilities(l) — 4.5%	12,420,942

NET ASSETS — 100.0%	$278,160,318

The following abbreviations are used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulations S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ABS	Asset-Backed Security
BABs	Build America Bonds
BBR	New Zealand Bank Bill Rate
BBSW	Australian Bank Bill Swap Reference Rate
BIBOR	Bangkok Interbank Offered Rate
bps	Basis Points
BTP	Buoni del Tesoro Poliennali - Long Term Italian fixed-rate Treasury Bonds and Notes
BUBOR	Budapest Interbank Offered Rate
BZDIOVER	Overnight Brazil Cetip Interbank Deposit
CDO	Collateralized Debt Obligation
CDX	Credit Derivative Index
CIBOR	Copenhagen Interbank Offered Rate
CLO	Collateralized Loan Obligation
COLIBOR	Colombia Interbank Offered Rate
CP	Commercial Paper
CPI	Consumer Price Index
EIBOR	Emirates Interbank Offered Rate
EONIA	Euro Overnight Index Average
EURIBOR	Euro Interbank Offered Rate
GMTN	Global Medium Term Note
HIBOR	Hong Kong Interbank Offered Rate
JIBOR	Jakarta Interbank Offered Rate
LIBOR	London Interbank Offered Rate
MIBOR	Mumbai Interbank Offered Rate
MOSPRIME	Moscow Prime Offered Rate
MTN	Medium Term Note
NIBOR	Norwegian Interbank Offered Rate
OIS	Overnight Index Swap
PRIBOR	Prague Interbank Offered Rate
SOR	Swap Offer Rate
STIBOR	Stockholm Interbank Offered Rate
TELBOR	Tel Aviv Interbank Offered Rate
WIBOR	Warsaw Interbank Offered Rate
AED	United Arab Emirates Dirham
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso

CZK	Czech Republic Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
ILS	Israel New Shekel
INR	Indian Rupee
ITL	Italian Lira
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
USD	United States Dollar
ZAR	South African Rand

*	Non-income producing security.
#	Principal amount or notional amount shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2013.
(b)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(c)	The rate shown reflects the coupon rate after the step date.
(d)	Less than $500 par.
(e)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(f)	Indicates a restricted security; the aggregate cost of the restricted securities is $2,445,666. The aggregate value, $2,562,372, is approximately 0.9% of net assets.
(g)	Indicates a security or securities that have been deemed illiquid.
(h)	Rates shown are the effective yields at purchase date.
(i)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Taxable Money Market Fund.
(j)	The United States federal income tax basis of the Fund’s investments was $263,477,512; accordingly, net unrealized appreciation on investments for federal income tax purposes was $2,261,864 (gross unrealized appreciation $8,397,267; gross unrealized depreciation $6,135,403). The difference between book and tax basis is primarily attributable to deferred losses on wash sales and other book to tax differences as of the most recent fiscal year end.
(k)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of July 31, 2013.
(l)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at July 31, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at July 31, 2013	Unrealized Appreciation (Depreciation)(1)
	Long Positions:
84	2 Year U.S. Treasury Notes	Sep. 2013	$18,499,166	$18,506,250	$7,084
10	5 Year U.S. Treasury Notes	Sep. 2013	1,202,325	1,213,672	11,347
7	10 Year U.K. Gilt	Sep. 2013	1,206,853	1,199,909	(6,944)
4	30 Year Euro-Bond	Sep. 2013	686,568	686,356	(212)

102	30 Year U.S. Treasury Bonds	Sep. 2013	14,215,651	13,674,375	(541,276)
11	Euro-BTP Italian Gov’t.	Sep. 2013	1,665,756	1,628,313	(37,443)

					(567,444)

	Short Positions:
108	2 Year Euro Schatz Index	Sep. 2013	15,877,748	15,871,408	6,340
26	5 Year Euro-Bobl	Sep. 2013	4,387,480	4,352,011	35,469
26	10 Year Canadian Bond	Sep. 2013	3,327,098	3,330,056	(2,958)
16	10 Year Euro-Bund	Sep. 2013	3,057,377	3,030,438	26,939
26	10 Year U.S. Treasury Notes	Sep. 2013	3,299,406	3,287,375	12,031
28	30 Year U.S. Ultra Treasury Bonds	Sep. 2013	4,089,466	4,039,000	50,466
3	10 Year Japanese Bond	Sep. 2013	4,400,182	4,400,572	(390)

					127,897

					$(439,547)

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of July 31, 2013.

Forward foreign currency exchange contracts outstanding at July 31, 2013:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
Argentine Peso, Expiring 10/21/2013	Citibank NA	ARS	4,143	$667,200	$686,234	$19,034
Expiring 10/21/2013	Citibank NA	ARS	6,234	1,005,500	1,032,520	27,020
Australian Dollar, Expiring 10/25/2013	Citibank NA	AUD	869	795,100	776,354	(18,746)
Expiring 10/25/2013	Citibank NA	AUD	1,783	1,631,292	1,593,522	(37,770)
Expiring 10/25/2013	Goldman Sachs	AUD	964	887,541	861,301	(26,240)
Expiring 10/25/2013	Goldman Sachs	AUD	1,239	1,137,900	1,106,632	(31,268)
Expiring 10/25/2013	JPMorgan	AUD	1,675	1,532,100	1,496,250	(35,850)
Expiring 10/25/2013	Morgan Stanley	AUD	2,459	2,267,700	2,197,450	(70,250)
Brazilian Real, Expiring 09/30/2013	Citibank NA	BRL	3,272	1,462,100	1,415,562	(46,538)
Expiring 09/30/2013	Citibank NA	BRL	51,932	22,899,619	22,464,943	(434,676)
Expiring 10/18/2013	Citibank NA	BRL	990	432,200	426,566	(5,634)
Expiring 10/18/2013	Citibank NA	BRL	2,131	939,300	917,871	(21,429)
Expiring 10/18/2013	Citibank NA	BRL	4,278	1,872,800	1,842,982	(29,818)
British Pound, Expiring 10/24/2013	UBS AG	GBP	935	1,422,794	1,422,034	(760)
Expiring 10/25/2013	Citibank NA	GBP	823	1,255,000	1,251,285	(3,715)
Expiring 10/25/2013	Credit Suisse First Boston	GBP	1,866	2,842,800	2,837,324	(5,476)
Expiring 10/25/2013	Goldman Sachs	GBP	928	1,422,400	1,410,495	(11,905)
Expiring 10/25/2013	JPMorgan	GBP	596	908,600	906,404	(2,196)
Expiring 10/25/2013	JPMorgan	GBP	3,072	4,716,403	4,670,401	(46,002)
Expiring 10/25/2013	JPMorgan	GBP	4,689	7,121,800	7,128,831	7,031
Canadian Dollar, Expiring 10/22/2013	Citibank NA	CAD	385	373,307	373,910	603
Expiring 10/22/2013	Citibank NA	CAD	1,216	1,167,000	1,181,430	14,430
Expiring 10/22/2013	Citibank NA	CAD	11,104	10,635,133	10,788,317	153,184
Expiring 10/22/2013	JPMorgan	CAD	883	856,400	857,861	1,461

Expiring 10/22/2013	JPMorgan	CAD	1,477	1,430,000	1,435,079	5,079
Expiring 10/22/2013	Morgan Stanley	CAD	589	568,900	572,265	3,365
Expiring 10/22/2013	Morgan Stanley	CAD	1,344	1,303,900	1,306,156	2,256
Chilean Peso, Expiring 08/16/2013	Citibank NA	CLP	404,365	840,500	784,940	(55,560)
Expiring 08/16/2013	Citibank NA	CLP	473,267	988,300	918,691	(69,609)
Expiring 08/16/2013	Citibank NA	CLP	490,810	974,100	952,745	(21,355)
Expiring 08/16/2013	UBS AG	CLP	464,132	900,300	900,958	658
Expiring 09/11/2013	Citibank NA	CLP	442,338	871,800	855,325	(16,475)
Expiring 09/11/2013	Citibank NA	CLP	471,387	943,000	911,495	(31,505)
Expiring 09/11/2013	Citibank NA	CLP	684,353	1,328,300	1,323,297	(5,003)
Expiring 09/11/2013	Citibank NA	CLP	818,628	1,595,300	1,582,936	(12,364)
Expiring 09/11/2013	Citibank NA	CLP	893,830	1,754,500	1,728,350	(26,150)
Expiring 09/11/2013	Citibank NA	CLP	1,567,522	3,152,700	3,031,032	(121,668)
Expiring 09/11/2013	Citibank NA	CLP	1,706,608	3,382,100	3,299,973	(82,127)
Expiring 09/11/2013	Citibank NA	CLP	4,596,440	9,071,324	8,887,883	(183,441)
Chinese Yuan, Expiring 09/05/2013	HSBC	CNY	6,212	1,008,400	1,010,542	2,142
Expiring 09/05/2013	JPMorgan	CNY	39,925	6,484,200	6,494,970	10,770
Expiring 09/05/2013	UBS AG	CNY	8,903	1,447,000	1,448,262	1,262
Expiring 10/29/2013	Citibank NA	CNY	19,118	3,023,100	3,098,354	75,254
Expiring 10/29/2013	Citibank NA	CNY	32,635	5,223,721	5,288,993	65,272
Expiring 10/29/2013	JPMorgan	CNY	49,107	7,861,680	7,958,512	96,832
Expiring 10/29/2013	UBS AG	CNY	52,087	8,209,100	8,441,388	232,288
Colombian Peso, Expiring 10/18/2013	Citibank NA	COP	824,594	432,200	431,354	(846)
Expiring 10/23/2013	Citibank NA	COP	2,829,090	1,462,100	1,479,133	17,033
Expiring 10/23/2013	Citibank NA	COP	3,117,000	1,672,300	1,629,661	(42,639)
Expiring 10/23/2013	Citibank NA	COP	4,721,210	2,422,500	2,468,390	45,890
Expiring 10/23/2013	Citibank NA	COP	6,589,010	3,467,900	3,444,932	(22,968)
Expiring 10/23/2013	Citibank NA	COP	10,274,685	5,535,184	5,371,913	(163,271)
Expiring 10/23/2013	Citibank NA	COP	1,615,338	867,100	844,547	(22,553)
Expiring 10/23/2013	Citibank NA	COP	1,742,701	900,900	911,136	10,236
Expiring 10/23/2013	Citibank NA	COP	1,881,480	1,016,000	983,694	(32,306)
Expiring 10/23/2013	Citibank NA	COP	2,053,358	1,071,500	1,073,557	2,057
Czech Republic Koruna, Expiring 10/24/2013	Barclays Bank PLC	CZK	55,855	2,854,500	2,864,763	10,263
Expiring 10/24/2013	Barclays Bank PLC	CZK	16,412	844,100	841,779	(2,321)
Expiring 10/24/2013	JPMorgan	CZK	31,064	1,576,912	1,593,262	16,350
Euro, Expiring 10/25/2013	Citibank NA	EUR	306	407,114	407,747	633
Expiring 10/25/2013	Citibank NA	EUR	590	783,314	784,709	1,395
Expiring 10/25/2013	Citibank NA	EUR	3,549	4,646,896	4,723,452	76,556
Expiring 10/25/2013	Citibank NA	EUR	17,854	23,620,068	23,759,573	139,505
Expiring 10/25/2013	JPMorgan	EUR	17,854	23,640,323	23,759,573	119,250
Hungarian Forint, Expiring 10/24/2013	Barclays Bank PLC	HUF	480,731	2,133,500	2,120,098	(13,402)
Expiring 10/24/2013	Citibank NA	HUF	1,656,904	7,378,972	7,307,203	(71,769)
Expiring 10/24/2013	Morgan Stanley	HUF	225,478	999,100	994,391	(4,709)
Indian Rupee, Expiring 10/17/2013	Citibank NA	INR	837,917	13,542,096	13,495,831	(46,265)
Expiring 11/05/2013	Citibank NA	INR	55,741	945,800	893,635	(52,165)
Expiring 11/05/2013	Citibank NA	INR	62,183	1,019,900	996,922	(22,978)
Expiring 11/05/2013	Citibank NA	INR	73,229	1,210,100	1,174,010	(36,090)

Expiring 11/05/2013	Citibank NA	INR	89,993	1,462,000	1,442,774	(19,226)
Expiring 11/05/2013	UBS AG	INR	42,589	704,700	682,779	(21,921)
Expiring 11/05/2013	UBS AG	INR	51,538	851,100	826,263	(24,837)
Expiring 11/05/2013	UBS AG	INR	86,554	1,419,458	1,387,631	(31,827)
Expiring 11/05/2013	UBS AG	INR	93,428	1,691,000	1,497,833	(193,167)
Expiring 11/05/2013	UBS AG	INR	226,609	3,829,800	3,632,999	(196,801)
Israeli New Shekel, Expiring 10/24/2013	JPMorgan	ILS	2,004	560,300	561,303	1,003
Expiring 10/30/2013	Credit Suisse First Boston	ILS	27,071	7,565,849	7,579,655	13,806
Japanese Yen, Expiring 10/25/2013	Barclays Bank PLC	JPY	132,718	1,332,300	1,356,164	23,864
Expiring 10/25/2013	Barclays Bank PLC	JPY	218,465	2,226,700	2,232,357	5,657
Expiring 10/25/2013	Barclays Bank PLC	JPY	276,654	2,818,700	2,826,956	8,256
Expiring 10/25/2013	Citibank NA	JPY	137,769	1,406,800	1,407,774	974
Expiring 10/25/2013	Citibank NA	JPY	1,665,753	16,689,879	17,021,318	331,439
Expiring 10/25/2013	HSBC	JPY	1,665,753	16,706,317	17,021,318	315,001
Expiring 10/25/2013	JPMorgan	JPY	1,665,753	16,637,902	17,021,318	383,416
Expiring 10/25/2013	Morgan Stanley	JPY	339,277	3,469,600	3,466,867	(2,733)
Malaysian Ringgit, Expiring 08/07/2013	Citibank NA	MYR	4,636	1,457,000	1,428,648	(28,352)
Expiring 08/07/2013	Deutsche Bank AG	MYR	3,556	1,125,825	1,095,800	(30,025)
Expiring 08/07/2013	UBS AG	MYR	2,542	820,300	783,182	(37,118)
Expiring 08/07/2013	UBS AG	MYR	2,546	818,500	784,363	(34,137)
Expiring 08/07/2013	UBS AG	MYR	2,554	819,900	787,095	(32,805)
Expiring 08/07/2013	UBS AG	MYR	2,650	852,400	816,508	(35,892)
Expiring 08/07/2013	UBS AG	MYR	3,037	986,800	935,671	(51,129)
Expiring 08/07/2013	UBS AG	MYR	5,167	1,656,100	1,592,133	(63,967)
Expiring 08/07/2013	UBS AG	MYR	5,243	1,680,900	1,615,457	(65,443)
Expiring 08/07/2013	UBS AG	MYR	7,262	2,354,600	2,237,535	(117,065)
Expiring 08/07/2013	UBS AG	MYR	16,770	5,363,200	5,167,284	(195,916)
Expiring 08/07/2013	UBS AG	MYR	21,249	6,695,800	6,547,556	(148,244)
Expiring 10/17/2013	Citibank NA	MYR	3,511	1,131,200	1,077,546	(53,654)
Expiring 10/17/2013	UBS AG	MYR	4,557	1,430,000	1,398,378	(31,622)
Expiring 10/17/2013	UBS AG	MYR	5,051	1,696,600	1,550,004	(146,596)
Expiring 10/17/2013	UBS AG	MYR	13,348	4,458,200	4,096,245	(361,955)
Mexican Peso, Expiring 10/22/2013	Citibank NA	MXN	112,323	8,947,504	8,724,321	(223,183)
Expiring 10/22/2013	JPMorgan	MXN	7,859	626,200	610,454	(15,746)
New Taiwanese Dollar, Expiring 08/01/2013	Citibank NA	TWD	87,629	2,924,000	2,922,294	(1,706)
Expiring 08/19/2013	Barclays Bank PLC	TWD	610,934	20,470,925	20,378,164	(92,761)
Expiring 09/03/2013	Citibank NA	TWD	87,629	2,929,592	2,923,460	(6,132)
Expiring 11/13/2013	UBS AG	TWD	43,147	1,509,700	1,441,007	(68,693)
Expiring 11/13/2013	UBS AG	TWD	43,613	1,526,800	1,456,564	(70,236)
Expiring 11/13/2013	UBS AG	TWD	10,570	369,200	353,018	(16,182)
New Zealand Dollar, Expiring 10/25/2013	Barclays Bank PLC	NZD	886	708,700	703,010	(5,690)
Expiring 10/25/2013	Barclays Bank PLC	NZD	5,036	3,978,061	3,997,308	19,247
Expiring 10/25/2013	JPMorgan	NZD	908	709,300	720,891	11,591

Expiring 10/25/2013	JPMorgan	NZD	1,851	1,449,800	1,468,954	19,154
Expiring 10/25/2013	Morgan Stanley	NZD	718	567,900	569,911	2,011
Norwegian Krone, Expiring 10/24/2013	Barclays Bank PLC	NOK	4,229	715,000	715,211	211
Expiring 10/24/2013	Citibank NA	NOK	32,770	5,503,413	5,542,680	39,267
Expiring 10/24/2013	Deutsche Bank AG	NOK	3,425	567,400	579,273	11,873
Peruvian Nuevo Sol, Expiring 08/02/2013	Citibank NA	PEN	247	88,611	88,294	(317)
Expiring 08/02/2013	Citibank NA	PEN	2,152	777,900	769,553	(8,347)
Expiring 08/02/2013	Citibank NA	PEN	2,574	943,000	920,740	(22,260)
Expiring 08/02/2013	Citibank NA	PEN	2,963	1,063,500	1,059,620	(3,880)
Expiring 08/02/2013	Citibank NA	PEN	4,295	1,576,300	1,535,990	(40,310)
Expiring 08/02/2013	Citibank NA	PEN	22,030	8,172,913	7,879,144	(293,769)
Expiring 08/02/2013	UBS AG	PEN	6,838	2,456,200	2,445,658	(10,542)
Philippine Peso, Expiring 10/08/2013	Citibank NA	PHP	487,314	11,328,928	11,220,531	(108,397)
Expiring 10/08/2013	UBS AG	PHP	36,627	851,100	843,348	(7,752)
Expiring 11/29/2013	Citibank NA	PHP	37,004	858,000	851,332	(6,668)
Expiring 11/29/2013	Citibank NA	PHP	67,647	1,576,300	1,556,325	(19,975)
Expiring 11/29/2013	UBS AG	PHP	41,180	984,108	947,411	(36,697)
Expiring 11/29/2013	UBS AG	PHP	55,288	1,282,200	1,271,999	(10,201)
Expiring 11/29/2013	UBS AG	PHP	111,980	2,570,200	2,576,267	6,067
Polish Zloty, Expiring 10/24/2013	Citibank NA	PLN	2,704	846,200	841,340	(4,860)
Expiring 10/24/2013	Citibank NA	PLN	13,387	4,160,219	4,165,902	5,683
Expiring 10/24/2013	Credit Suisse First Boston	PLN	4,758	1,440,600	1,480,713	40,113
Expiring 10/24/2013	Deutsche Bank AG	PLN	2,316	709,300	720,667	11,367
Expiring 10/24/2013	Deutsche Bank AG	PLN	2,766	851,100	860,870	9,770
Romanian Leu, Expiring 10/24/2013	Citibank NA	RON	3,178	937,000	949,776	12,776
Expiring 10/24/2013	Citibank NA	RON	17,950	5,321,641	5,363,988	42,347
Expiring 10/24/2013	JPMorgan	RON	1,922	572,000	574,396	2,396
Expiring 01/13/2014	Citibank NA	RON	1,068	301,887	316,813	14,926
Russian Ruble, Expiring 10/09/2013	Citibank NA	RUB	32,038	995,400	960,603	(34,797)
Expiring 10/09/2013	Citibank NA	RUB	39,447	1,230,300	1,182,754	(47,546)
Expiring 10/09/2013	Citibank NA	RUB	46,620	1,421,400	1,397,836	(23,564)
Expiring 10/09/2013	Citibank NA	RUB	46,676	1,409,600	1,399,502	(10,098)
Expiring 10/09/2013	Citibank NA	RUB	53,360	1,678,500	1,599,894	(78,606)
Expiring 10/09/2013	Citibank NA	RUB	64,466	2,012,400	1,932,909	(79,491)
Expiring 10/09/2013	Citibank NA	RUB	79,693	2,511,259	2,389,452	(121,807)
Expiring 10/09/2013	Citibank NA	RUB	107,057	3,321,500	3,209,918	(111,582)
Expiring 10/09/2013	Citibank NA	RUB	144,856	4,333,100	4,343,245	10,145
Expiring 10/17/2013	Citibank NA	RUB	333,287	9,956,145	9,979,732	23,587
Singapore Dollar, Expiring 10/17/2013	Barclays Bank PLC	SGD	15,248	12,060,914	11,998,843	(62,071)
Expiring 10/17/2013	Citibank NA	SGD	1,687	1,334,600	1,327,792	(6,808)
Expiring 10/17/2013	UBS AG	SGD	1,793	1,422,400	1,411,332	(11,068)
South African Rand, Expiring 10/30/2013	Citibank NA	ZAR	20,512	2,078,237	2,051,133	(27,104)
Expiring 10/30/2013	Deutsche Bank AG	ZAR	4,347	432,200	434,682	2,482

Expiring 10/30/2013	Morgan Stanley	ZAR	8,442	858,000	844,179	(13,821)
Expiring 10/30/2013	UBS AG	ZAR	8,687	864,400	868,680	4,280
South Korean Won, Expiring 10/04/2013	Citibank NA	KRW	1,004,674	874,200	891,077	16,877
Expiring 10/04/2013	Citibank NA	KRW	1,222,085	1,073,700	1,083,905	10,205
Expiring 10/04/2013	UBS AG	KRW	1,676,914	1,462,000	1,487,307	25,307
Expiring 10/04/2013	UBS AG	KRW	2,358,677	2,076,300	2,091,984	15,684
Expiring 10/17/2013	Citibank NA	KRW	648,801	576,200	575,099	(1,101)
Expiring 10/17/2013	Citibank NA	KRW	21,509,655	18,695,919	19,066,222	370,303
Expiring 10/17/2013	UBS AG	KRW	795,175	704,800	704,845	45
Expiring 10/17/2013	UBS AG	KRW	974,329	854,300	863,648	9,348
Swedish Krona, Expiring 10/24/2013	Barclays Bank PLC	SEK	9,635	1,481,594	1,475,302	(6,292)
Expiring 10/24/2013	Citibank NA	SEK	3,844	588,400	588,606	206
Expiring 10/24/2013	Deutsche Bank AG	SEK	7,906	1,191,600	1,210,606	19,006
Expiring 10/24/2013	Morgan Stanley	SEK	3,727	567,900	570,679	2,779
Expiring 10/24/2013	Morgan Stanley	SEK	4,630	715,000	708,886	(6,114)
Expiring 10/24/2013	Morgan Stanley	SEK	5,491	846,200	840,744	(5,456)
Expiring 10/24/2013	UBS AG	SEK	10,278	1,563,600	1,573,745	10,145
Swiss Franc, Expiring 10/24/2013	Citibank NA	CHF	518	560,420	560,420	—
Expiring 10/24/2013	Citibank NA	CHF	1,308	1,409,300	1,414,501	5,201
Expiring 10/24/2013	Citibank NA	CHF	1,310	1,406,800	1,416,110	9,310
Expiring 10/24/2013	Citibank NA	CHF	2,052	2,213,144	2,219,372	6,228
Expiring 10/24/2013	Citibank NA	CHF	2,674	2,839,500	2,891,389	51,889
Expiring 10/24/2013	Citibank NA	CHF	4,685	5,010,327	5,066,696	56,369
Expiring 10/24/2013	Credit Suisse First Boston	CHF	2,665	2,842,800	2,881,946	39,146
Expiring 10/24/2013	Morgan Stanley	CHF	3,626	3,883,400	3,920,800	37,400
Expiring 10/24/2013	Morgan Stanley	CHF	3,966	4,251,900	4,288,193	36,293
Thai Baht, Expiring 08/28/2013	Barclays Bank PLC	THB	18,895	603,800	602,630	(1,170)
Expiring 08/28/2013	Barclays Bank PLC	THB	26,420	853,400	842,620	(10,780)
Expiring 08/28/2013	Barclays Bank PLC	THB	28,367	905,700	904,725	(975)
Expiring 08/28/2013	Barclays Bank PLC	THB	35,598	1,137,800	1,135,330	(2,470)
Expiring 08/28/2013	Barclays Bank PLC	THB	110,890	3,583,500	3,536,680	(46,820)
Expiring 08/28/2013	Citibank NA	THB	19,588	626,400	624,715	(1,685)
Expiring 08/28/2013	Citibank NA	THB	50,159	1,658,599	1,599,756	(58,843)
Expiring 08/28/2013	Citibank NA	THB	136,845	4,410,800	4,364,467	(46,333)
Expiring 08/28/2013	Deutsche Bank AG	THB	118,453	3,814,300	3,777,895	(36,405)
Expiring 08/28/2013	UBS AG	THB	49,616	1,658,600	1,582,428	(76,172)
Expiring 08/28/2013	UBS AG	THB	125,885	4,098,500	4,014,926	(83,574)
Turkish Lira, Expiring 10/30/2013	Citibank NA	TRY	1,661	858,000	842,942	(15,058)
Expiring 10/30/2013	Goldman Sachs	TRY	6,381	3,276,182	3,238,340	(37,842)
Expiring 10/30/2013	JPMorgan	TRY	2,337	1,191,600	1,186,154	(5,446)
Expiring 10/30/2013	JPMorgan	TRY	2,771	1,421,400	1,406,076	(15,324)

				$588,665,265	$585,844,053	$(2,821,212)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Australian Dollar, Expiring 10/25/2013	Barclays Bank PLC	AUD	53	$48,621	$47,356	$1,265
Expiring 10/25/2013	Barclays Bank PLC	AUD	2,217	1,997,600	1,981,268	16,332
Expiring 10/25/2013	JPMorgan	AUD	3,143	2,801,700	2,808,416	(6,716)
Expiring 10/25/2013	Citibank NA	AUD	925	846,200	826,781	19,419
Expiring 10/25/2013	Deutsche Bank AG	AUD	907	825,500	810,557	14,943
Expiring 10/25/2013	JPMorgan	AUD	1,553	1,417,300	1,387,301	29,999
Expiring 10/25/2013	JPMorgan	AUD	936	856,400	836,641	19,759
Brazilian Real, Expiring 09/30/2013	Barclays Bank PLC	BRL	62,160	26,997,926	26,889,548	108,378
Expiring 09/30/2013	Citibank NA	BRL	2,137	928,500	924,492	4,008
Expiring 10/18/2013	Citibank NA	BRL	2,538	1,092,700	1,093,520	(820)
British Pound, Expiring 10/24/2013	Citibank NA	GBP	368	560,420	560,117	303
Expiring 10/25/2013	Barclays Bank PLC	GBP	1,846	2,813,600	2,806,684	6,916
Expiring 10/25/2013	Citibank NA	GBP	1,097	1,667,014	1,668,431	(1,417)
Expiring 10/25/2013	Citibank NA	GBP	645	980,600	980,501	99
Expiring 10/25/2013	Citibank NA	GBP	388	588,400	589,220	(820)
Expiring 10/25/2013	Citibank NA	GBP	329	505,300	500,362	4,938
Expiring 10/25/2013	Credit Suisse First Boston	GBP	1,883	2,837,200	2,863,151	(25,951)
Expiring 10/25/2013	Morgan Stanley	GBP	1,803	2,764,400	2,741,609	22,791
Canadian Dollar, Expiring 10/22/2013	JPMorgan	CAD	1,516	1,449,800	1,472,698	(22,898)
Chilean Peso, Expiring 08/16/2013	Citibank NA	CLP	3,316,366	6,389,300	6,437,624	(48,324)
Expiring 08/16/2013	Citibank NA	CLP	1,451,818	2,813,600	2,818,222	(4,622)
Expiring 08/16/2013	Citibank NA	CLP	1,209,190	2,516,000	2,347,240	168,760
Expiring 08/16/2013	Citibank NA	CLP	936,790	1,833,500	1,823,081	10,419
Expiring 08/16/2013	Citibank NA	CLP	817,109	1,658,600	1,586,146	72,454
Expiring 08/16/2013	Citibank NA	CLP	815,756	1,645,000	1,583,518	61,482
Expiring 08/16/2013	Citibank NA	CLP	811,935	1,672,300	1,576,102	96,198
Expiring 08/16/2013	Citibank NA	CLP	811,881	1,656,900	1,575,997	80,903
Expiring 08/16/2013	Citibank NA	CLP	565,824	1,173,300	1,098,359	74,941
Expiring 08/16/2013	Citibank NA	CLP	555,344	1,158,100	1,078,015	80,085
Expiring 08/16/2013	Citibank NA	CLP	470,108	967,400	912,559	54,841
Expiring 08/16/2013	Citibank NA	CLP	429,124	840,300	833,003	7,297
Expiring 08/16/2013	Citibank NA	CLP	421,032	869,900	817,293	52,607
Expiring 08/16/2013	Citibank NA	CLP	326,166	681,400	633,142	48,258
Chinese Yuan, Expiring 10/17/2013	Citibank NA	CNY	46,014	7,396,857	7,462,587	(65,730)
Expiring 10/29/2013	Barclays Bank PLC	CNY	100,224	16,141,804	16,242,782	(100,978)
Expiring 10/29/2013	UBS AG	CNY	40,572	6,544,641	6,575,220	(30,579)
Colombian Peso, Expiring 10/23/2013	Citibank NA	COP	10,622,164	5,495,596	5,553,586	(57,990)
Expiring 10/23/2013	HSBC	COP	17,294,917	9,021,866	9,042,302	(20,436)
Czech Republic Koruna, Expiring 10/24/2013	Citibank NA	CZK	56,172	2,839,500	2,881,012	(41,512)
Expiring 10/24/2013	HSBC	CZK	36,476	1,850,354	1,870,819	(20,465)
Expiring 10/24/2013	JPMorgan	CZK	28,060	1,422,400	1,439,189	(16,789)
Danish Krone, Expiring 10/24/2013	Deutsche Bank AG	DKK	56,054	9,925,429	10,011,632	(86,203)

Euro, Expiring 10/25/2013	Barclays Bank PLC	EUR	4,844	6,394,295	6,446,182	(51,887)
Expiring 10/25/2013	Barclays Bank PLC	EUR	4,245	5,575,951	5,649,426	(73,475)
Expiring 10/25/2013	Barclays Bank PLC	EUR	1,081	1,421,400	1,439,121	(17,721)
Expiring 10/25/2013	Citibank NA	EUR	17,854	23,640,323	23,759,573	(119,250)
Hungarian Forint, Expiring 10/24/2013	Barclays Bank PLC	HUF	1,326,871	5,835,200	5,851,708	(16,508)
Expiring 10/24/2013	Citibank NA	HUF	193,877	858,000	855,027	2,973
Expiring 10/24/2013	Citibank NA	HUF	192,202	846,200	847,641	(1,441)
Expiring 10/24/2013	Deutsche Bank AG	HUF	148,849	657,800	656,447	1,353
Expiring 10/24/2013	JPMorgan	HUF	382,212	1,680,725	1,685,616	(4,891)
Expiring 10/24/2013	JPMorgan	HUF	310,353	1,362,900	1,368,706	(5,806)
Indian Rupee, Expiring 03/04/2014	Citibank NA	INR	196,282	3,132,000	3,069,541	62,459
Expiring 03/04/2014	Citibank NA	INR	99,354	1,567,100	1,553,738	13,362
Expiring 03/04/2014	Citibank NA	INR	58,224	949,200	910,528	38,672
Expiring 03/04/2014	Citibank NA	INR	38,448	646,400	601,263	45,137
Expiring 03/04/2014	UBS AG	INR	217,438	3,742,800	3,400,379	342,421
Expiring 03/04/2014	UBS AG	INR	192,414	3,317,200	3,009,047	308,153
Expiring 03/04/2014	UBS AG	INR	188,963	3,280,600	2,955,069	325,531
Expiring 03/04/2014	UBS AG	INR	138,271	2,157,300	2,162,333	(5,033)
Expiring 03/04/2014	UBS AG	INR	131,736	2,247,100	2,060,142	186,958
Expiring 03/04/2014	UBS AG	INR	113,548	1,964,500	1,775,709	188,791
Expiring 03/04/2014	UBS AG	INR	97,169	1,668,000	1,519,572	148,428
Expiring 03/04/2014	UBS AG	INR	74,665	1,282,800	1,167,646	115,154
Expiring 03/04/2014	UBS AG	INR	38,382	656,100	600,230	55,870
Israeli New Shekel, Expiring 10/24/2013	JPMorgan	ILS	10,247	2,846,500	2,869,312	(22,812)
Expiring 10/24/2013	JPMorgan	ILS	5,094	1,417,300	1,426,434	(9,134)
Expiring 10/30/2013	JPMorgan	ILS	5,092	1,421,400	1,425,600	(4,200)
Japanese Yen, Expiring 10/25/2013	Barclays Bank PLC	JPY	228,291	2,277,200	2,332,765	(55,565)
Expiring 10/25/2013	Barclays Bank PLC	JPY	86,296	864,400	881,810	(17,410)
Expiring 10/25/2013	Citibank NA	JPY	1,665,753	16,637,902	17,021,318	(383,416)
Expiring 10/25/2013	Citibank NA	JPY	213,673	2,129,600	2,183,392	(53,792)
Expiring 10/25/2013	Citibank NA	JPY	148,691	1,480,200	1,519,384	(39,184)
Expiring 10/25/2013	Citibank NA	JPY	84,668	852,800	865,170	(12,370)
Expiring 10/25/2013	Citibank NA	JPY	72,699	730,838	742,868	(12,030)
Expiring 10/25/2013	UBS AG	JPY	88,754	884,900	906,924	(22,024)
Malaysian Ringgit, Expiring 08/07/2013	Citibank NA	MYR	9,192	2,874,179	2,832,420	41,759
Expiring 08/07/2013	UBS AG	MYR	21,433	6,836,629	6,604,163	232,466
Expiring 10/07/2013	Citibank NA	MYR	5,040	1,582,000	1,547,581	34,419
Expiring 10/07/2013	Citibank NA	MYR	4,588	1,410,400	1,408,729	1,671
Expiring 10/07/2013	UBS AG	MYR	6,376	1,973,100	1,957,737	15,363
Expiring 10/07/2013	UBS AG	MYR	5,110	1,606,400	1,568,984	37,416
Expiring 10/07/2013	UBS AG	MYR	3,854	1,190,200	1,183,491	6,709
Expiring 10/17/2013	Citibank NA	MYR	9,978	3,154,920	3,062,208	92,712
Expiring 10/17/2013	Citibank NA	MYR	2,035	636,594	624,470	12,124
Expiring 10/17/2013	HSBC	MYR	30,832	9,910,632	9,461,847	448,785
Expiring 10/17/2013	UBS AG	MYR	10,112	3,192,900	3,103,285	89,615
Mexican Peso, Expiring 10/22/2013	Barclays Bank PLC	MXN	10,565	834,253	820,617	13,636

Expiring 10/22/2013	Citibank NA	MXN	17,673	1,381,100	1,372,711	8,389
Expiring 10/22/2013	HSBC	MXN	10,160	784,500	789,179	(4,679)
Expiring 10/22/2013	JPMorgan	MXN	17,731	1,382,200	1,377,212	4,988
Expiring 10/22/2013	Morgan Stanley	MXN	28,365	2,226,500	2,203,185	23,315
Expiring 10/22/2013	Morgan Stanley	MXN	17,333	1,360,600	1,346,286	14,314
New Taiwanese Dollar, Expiring 08/01/2013	Citibank NA	TWD	87,629	2,928,524	2,922,294	6,230
Expiring 08/19/2013	Citibank NA	TWD	105,691	3,492,192	3,525,407	(33,215)
Expiring 08/19/2013	Citibank NA	TWD	87,835	2,960,400	2,929,804	30,596
Expiring 08/19/2013	Citibank NA	TWD	49,622	1,654,900	1,655,184	(284)
Expiring 08/19/2013	UBS AG	TWD	97,613	3,289,400	3,255,952	33,448
Expiring 08/19/2013	UBS AG	TWD	72,143	2,413,600	2,406,366	7,234
Expiring 08/19/2013	UBS AG	TWD	59,577	2,011,400	1,987,224	24,176
Expiring 08/19/2013	UBS AG	TWD	50,260	1,677,000	1,676,449	551
Expiring 08/19/2013	UBS AG	TWD	29,906	996,400	997,552	(1,152)
Expiring 08/19/2013	UBS AG	TWD	29,795	1,004,200	993,821	10,379
Expiring 08/19/2013	UBS AG	TWD	28,493	953,900	950,405	3,495
Expiring 11/13/2013	UBS AG	TWD	97,330	3,351,600	3,250,590	101,010
Expiring 12/26/2013	Citibank NA	TWD	45,511	1,509,500	1,521,216	(11,716)
New Zealand Dollar, Expiring 10/25/2013	Morgan Stanley	NZD	1,874	1,495,000	1,487,733	7,267
Expiring 10/25/2013	Morgan Stanley	NZD	1,775	1,406,800	1,409,166	(2,366)
Norwegian Krone, Expiring 10/24/2013	Morgan Stanley	NOK	8,949	1,502,400	1,513,654	(11,254)
Peruvian Nuevo Sol, Expiring 08/02/2013	Citibank NA	PEN	22,125	7,918,646	7,912,982	5,664
Expiring 08/02/2013	Citibank NA	PEN	6,025	2,301,100	2,155,018	146,082
Expiring 08/02/2013	Citibank NA	PEN	5,816	2,232,300	2,080,207	152,093
Expiring 08/02/2013	Citibank NA	PEN	4,061	1,529,500	1,452,369	77,131
Expiring 08/02/2013	Citibank NA	PEN	3,071	1,168,200	1,098,426	69,774
Philippine Peso, Expiring 09/05/2013	Barclays Bank PLC	PHP	388,028	9,009,237	8,935,196	74,041
Expiring 09/05/2013	UBS AG	PHP	138,716	3,132,000	3,194,248	(62,248)
Expiring 09/05/2013	UBS AG	PHP	204,903	4,722,900	4,718,343	4,557
Polish Zloty, Expiring 10/24/2013	Citibank NA	PLN	5,939	1,842,500	1,848,328	(5,828)
Expiring 10/24/2013	Citibank NA	PLN	4,685	1,460,458	1,458,100	2,358
Expiring 10/24/2013	HSBC	PLN	4,512	1,400,900	1,404,272	(3,372)
Expiring 01/13/2014	Deutsche Bank AG	PLN	1,586	502,689	491,109	11,580
Romanian Leu, Expiring 01/13/2014	Citibank NA	RON	1,035	308,334	307,148	1,186
Russian Ruble, Expiring 10/17/2013	Citibank NA	RUB	799,457	23,881,849	23,938,428	(56,579)
Expiring 10/17/2013	Citibank NA	RUB	74,060	2,226,700	2,217,607	9,093
Expiring 10/17/2013	Citibank NA	RUB	74,055	2,239,400	2,217,447	21,953
Expiring 10/17/2013	Citibank NA	RUB	28,183	844,100	843,903	197

Singapore Dollar, Expiring 10/17/2013	Deutsche Bank AG	SGD	4,837	3,814,300	3,806,463	7,837
Expiring 10/17/2013	Deutsche Bank AG	SGD	3,609	2,846,500	2,840,315	6,185
Expiring 10/17/2013	Deutsche Bank AG	SGD	1,786	1,400,900	1,405,448	(4,548)
Expiring 10/17/2013	Morgan Stanley	SGD	3,620	2,854,500	2,848,716	5,784
Expiring 10/17/2013	UBS AG	SGD	2,091	1,650,647	1,645,322	5,325
South African Rand, Expiring 10/30/2013	Citibank NA	ZAR	15,945	1,603,700	1,594,419	9,281
South Korean Won, Expiring 10/04/2013	Citibank NA	KRW	1,864,907	1,640,200	1,654,044	(13,844)
Expiring 10/04/2013	UBS AG	KRW	4,694,829	4,040,300	4,163,989	(123,689)
Expiring 10/04/2013	UBS AG	KRW	3,757,090	3,352,300	3,332,280	20,020
Expiring 10/04/2013	UBS AG	KRW	3,048,561	2,677,700	2,703,864	(26,164)
Expiring 10/04/2013	UBS AG	KRW	2,215,077	1,961,200	1,964,621	(3,421)
Expiring 10/04/2013	UBS AG	KRW	2,178,157	1,937,000	1,931,875	5,125
Expiring 10/04/2013	UBS AG	KRW	1,148,102	996,400	1,018,287	(21,887)
Expiring 10/04/2013	UBS AG	KRW	1,129,435	999,500	1,001,731	(2,231)
Expiring 10/04/2013	UBS AG	KRW	1,126,926	986,800	999,505	(12,705)
Expiring 10/04/2013	UBS AG	KRW	963,212	852,400	854,303	(1,903)
Swedish Krona, Expiring 10/24/2013	Morgan Stanley	SEK	9,598	1,463,100	1,469,670	(6,570)
Expiring 10/24/2013	Morgan Stanley	SEK	9,252	1,417,300	1,416,708	592
Swiss Franc, Expiring 10/24/2013	Citibank NA	CHF	1,346	1,423,200	1,456,053	(32,853)
Expiring 10/24/2013	Citibank NA	CHF	1,342	1,430,000	1,451,177	(21,177)
Expiring 10/24/2013	Citibank NA	CHF	803	858,000	868,360	(10,360)
Expiring 10/24/2013	Credit Suisse First Boston	CHF	7,284	7,805,591	7,877,169	(71,578)
Expiring 10/24/2013	Credit Suisse First Boston	CHF	1,751	1,844,000	1,893,456	(49,456)
Expiring 10/24/2013	Credit Suisse First Boston	CHF	1,368	1,440,600	1,479,720	(39,120)
Expiring 10/24/2013	Deutsche Bank AG	CHF	2,693	2,846,500	2,911,587	(65,087)
Expiring 10/24/2013	UBS AG	CHF	1,343	1,422,794	1,452,518	(29,724)
Thai Baht, Expiring 08/28/2013	Barclays Bank PLC	THB	182,982	5,847,900	5,835,934	11,966
Expiring 08/28/2013	Barclays Bank PLC	THB	90,583	2,883,400	2,889,013	(5,613)
Expiring 08/28/2013	Barclays Bank PLC	THB	36,981	1,181,700	1,179,452	2,248
Expiring 08/28/2013	Citibank NA	THB	70,333	2,254,900	2,243,152	11,748
Expiring 08/28/2013	Citibank NA	THB	49,536	1,630,500	1,579,883	50,617
Expiring 08/28/2013	Citibank NA	THB	44,527	1,480,938	1,420,133	60,805
Expiring 08/28/2013	Citibank NA	THB	30,057	963,800	958,625	5,175
Expiring 08/28/2013	Citibank NA	THB	26,472	844,100	844,279	(179)
Expiring 08/28/2013	Deutsche Bank AG	THB	50,013	1,635,600	1,595,086	40,514
Expiring 08/28/2013	Deutsche Bank AG	THB	26,972	854,800	860,221	(5,421)
Expiring 08/28/2013	UBS AG	THB	49,608	1,640,200	1,582,157	58,043
Expiring 08/28/2013	UBS AG	THB	29,761	967,700	949,171	18,529
Expiring 08/28/2013	UBS AG	THB	26,816	854,300	855,271	(971)
Expiring 08/28/2013	UBS AG	THB	25,880	844,200	825,410	18,790

Expiring 08/28/2013	UBS AG	THB	25,018	817,800	797,918	19,882
Expiring 08/28/2013	UBS AG	THB	22,012	704,800	702,050	2,750
Turkish Lira, Expiring 10/30/2013	Barclays Bank PLC	TRY	4,800	2,462,612	2,435,992	26,620
Expiring 10/30/2013	Deutsche Bank AG	TRY	4,167	2,126,000	2,114,851	11,149
Expiring 10/30/2013	JPMorgan	TRY	13,650	6,972,660	6,927,284	45,376
Expiring 10/30/2013	JPMorgan	TRY	3,788	1,927,500	1,922,436	5,064

				$481,086,140	$478,087,675	$2,998,465

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of July 31, 2013.

Credit default swap agreements outstanding at July 31, 2013:

ReferenceEntity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)	Counterparty
Over-the-counter credit default swaps on corporate issues - Buy Protection(1):
American International Group	03/20/18	3.700%	250	$(31,539)	$—	$(31,539)	Deutsche Bank AG
Masco Corp.	09/20/13	1.000%	260	(584)	337	(921)	Deutsche Bank AG
R.R. Donnelley & Sons Co.	06/20/14	1.000%	600	(4,507)	8,557	(13,064)	Deutsche Bank AG
R.R. Donnelley & Sons Co.	09/20/16	1.000%	450	12,614	25,110	(12,496)	JPMorgan
SLM Corp.	06/20/14	5.000%	510	(22,874)	17,613	(40,487)	JPMorgan
Toll Brothers, Inc.	03/20/15	1.000%	420	(3,340)	803	(4,143)	Credit Suisse International
Westvaco Corp.	09/20/19	1.000%	450	9,956	5,435	4,521	JPMorgan

				$(40,274)	$57,855	$(98,129)

ReferenceEntity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at July 31, 2013(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)	Counterparty
Over-the-counter credit default swaps on corporate issues - Sell Protection (2):
Hewlett-Packard Co.	12/20/17	1.000%	800	1.232%	$(6,939)	$(81,584)	$74,645	Credit Suisse International

ReferenceEntity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)	Counterparty
Over-the-counter credit default swaps on credit indices - Buy Protection(1):
CDX.NA.IG.19.V1	12/20/17	1.000%	5,000	$(79,724)	$(22,213)	$(57,511)	Morgan Stanley

ReferenceEntity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value(5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)	Counterparty
Over-the-counter credit default swaps on credit indices - Sell Protection(2):
CDX.NA.HY.17.V5	12/20/16	5.000%	4,800	$387,434	$209,028	$178,406	Deutsche Bank AG
CDX.NA.HY.20	06/20/18	5.000%	2,000	122,859	108,680	14,179	Citibank NA

				$510,293	$317,708	$192,585

ReferenceEntity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)	Counterparty
Over-the-counter credit default swaps on sovereign issues - Buy Protection(1):
Kingdom of Belgium	03/20/14	1.000%	3,000	$(21,744)	$(16,251)	$(5,493)	UBS AG
Republic of France	03/20/14	0.250%	3,000	(4,345)	(1,295)	(3,050)	UBS AG
Republic of Ireland	12/20/13	1.000%	1,300	(4,818)	(2,516)	(2,302)	HSBC
Republic of Italy	12/20/13	1.000%	6,000	(11,741)	8,287	(20,028)	HSBC

				$(42,648)	$(11,775)	$(30,873)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at July 31, 2013(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)	Counterparty
Over-the-counter credit default swaps on sovereign issues - Sell Protection(2):
Kingdom of Belgium	09/20/15	1.000%	1,300	0.012%	$26,225	$(41,964)	$68,189	HSBC
Kingdom of Belgium	03/20/20	1.000%	3,000	0.086%	30,617	(14,500)	45,117	HSBC
Kingdom of Netherlands	06/20/17	0.250%	2,000	0.034%	(6,145)	(92,165)	86,020	Barclays Bank PLC
Kingdom of Netherlands	06/20/16	0.250%	2,000	0.023%	1,812	(58,845)	60,657	HSBC
Republic of Brazil	03/20/18	1.000%	1,500	0.183%	(53,041)	(17,514)	(35,527)	Deutsche Bank AG
Republic of France	06/20/16	0.250%	2,700	0.029%	(2,221)	(156,882)	154,661	Barclays Bank PLC
Republic of France	06/20/15	0.250%	5,000	0.019%	7,616	(176,316)	183,932	Barclays Bank PLC
Republic of France	06/20/17	0.250%	2,500	0.044%	(17,899)	(194,311)	176,412	Barclays Bank PLC
Republic of France	03/20/14	0.250%	5,000	0.007%	7,241	(66,080)	73,321	Citibank NA
Republic of France	12/20/16	0.250%	4,500	0.036%	(15,457)	(353,862)	338,405	Citibank NA
Republic of France	09/20/22	0.250%	3,000	0.113%	(209,778)	(290,349)	80,571	HSBC
Republic of France	03/20/20	0.250%	3,000	0.091%	(122,758)	(188,678)	65,920	JPMorgan
Republic of France	03/20/22	0.250%	1,250	0.109%	(80,791)	(167,253)	86,462	Morgan Stanley
Republic of France	12/20/16	1.000%	1,000	0.036%	22,753	(31,892)	54,645	UBS AG
Republic of Germany	06/20/17	0.250%	2,000	0.017%	7,083	(76,601)	83,684	Barclays Bank PLC
Republic of Indonesia	09/20/18	1.000%	2,200	0.218%	(122,633)	(122,244)	(389)	UBS AG
Republic of Ireland	12/20/14	1.000%	2,000	0.058%	14,000	(399,762)	413,762	HSBC
Republic of Ireland	06/20/18	1.000%	2,000	0.142%	(36,362)	(81,678)	45,316	HSBC
Republic of Italy	12/20/16	1.000%	2,000	0.205%	(65,749)	(293,423)	227,674	UBS AG
Republic of Portugal	12/20/14	1.000%	1,500	0.312%	(41,341)	(412,058)	370,717	Barclays Bank PLC
Republic of Portugal	12/20/13	1.000%	1,000	0.235%	(4,110)	(220,692)	216,582	HSBC
Republic of Portugal	03/20/14	1.000%	400	0.235%	(2,964)	(123,989)	121,025	Morgan Stanley

					$(663,902)	$(3,581,058)	$2,917,156

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at July 31, 2013	Value at Trade Date	Unrealized Appreciation (Depreciation)(6)
Exchange-traded credit default swaps on credit indices - Buy Protection(1):
5,400	06/20/18	1.000%	CDX.N.A.IG.100	$(6,300)	$(55,110)	$48,810

The Fund entered into credit default swaps as the protection seller on corporate issues, credit indices and sovereign issues to take an active short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of July 31, 2013.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Interest rate swap agreements outstanding at July 31, 2013:

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at July 31, 2013	Value at Trade Date	Unrealized Appreciation (Depreciation)(3)
Exchange-traded swap agreements:
EUR	600	05/09/18	0.807%	6 Month EURIBOR(2)	$(11,750)	$—	$(11,750)
EUR	440	07/01/43	2.505%	6 Month EURIBOR(2)	(2,319)	—	(2,319)
	54,300	07/17/15	0.519%	3 Month LIBOR(1)	(60,123)	—	(60,123)

					$(74,192)	$—	$(74,192)

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements:
AED	35,000	03/09/15	1.020%	3 Month EIBOR(1)	$(60,602)	$—	$(60,602)	Deutsche Bank AG
AUD	1,000	09/07/21	4.945%	6 Month BBSW(2)	69,477	—	69,477	Citibank NA
AUD	1,000	08/31/22	3.890%	6 Month BBSW(2)	(9,329)	—	(9,329)	HSBC
AUD	1,400	08/31/22	3.920%	6 Month BBSW(2)	(10,041)	—	(10,041)	Citibank NA
AUD	1,700	09/21/22	3.830%	6 Month BBSW(2)	(26,551)	—	(26,551)	Barclays Bank PLC
AUD	400	11/07/22	3.790%	6 Month BBSW(2)	(7,869)	—	(7,869)	HSBC
AUD	2,000	12/19/32	4.423%	6 month BBSW(2)	(13,945)	—	(13,945)	Barclays Bank PLC

AUD	650	03/15/43	4.755%	6 Month BBSW(2)	29,580	—	29,580	HSBC
BRL	7,217	01/01/17	8.340%	1 Day BZDIOVER(2)	(209,932)	—	(209,932)	Barclays Bank, PLC
BRL	5,758	01/01/17	8.870%	1 Day BZDIOVER(2)	(125,271)	—	(125,271)	Morgan Stanley
BRL	5,610	01/01/17	9.130%	1 Day BZDIOVER(2)	(80,520)	—	(80,520)	Barclays Bank PLC
BRL	8,819	01/02/17	10.580%	1 Day BZDIOVER(2)	(4,111)	—	(4,111)	HSBC
BRL	937	01/01/21	9.400%	1 Day BZDIOVER(2)	(35,434)	—	(35,434)	Morgan Stanley
BRL	445	01/01/21	9.960%	1 Day BZDIOVER(2)	(8,145)	—	(8,145)	UBS AG
BRL	880	01/01/21	9.980%	1 Day BZDIOVER(2)	(15,047)	—	(15,047)	Barclays Bank PLC
BRL	880	01/01/21	9.980%	1 Day BZDIOVER(2)	(15,047)	—	(15,047)	HSBC
CAD	3,200	02/22/17	1.708%	3 Month Canadian Banker’s Acceptance(2)	(15,234)	—	(15,234)	Citibank NA
CAD	2,100	02/27/17	1.625%	3 Month Canadian Banker’s Acceptance(2)	(17,013)	—	(17,013)	Credit Suisse International
CAD	650	11/06/17	1.645%	3 Month Canadian Banker’s Acceptance(2)	(10,649)	—	(10,649)	Bank of Nova Scotia
CAD	500	12/27/17	1.700%	3 Month Canadian Banker’s Acceptance(2)	(8,241)	—	(8,241)	Bank of Nova Scotia
CAD	5,400	08/17/22	2.370%	3 Month Canadian Banker’s Acceptance(2)	(175,440)	—	(175,440)	Bank of Nova Scotia
CAD	350	11/06/22	2.203%	3 Month Canadian Banker’s Acceptance(2)	(18,047)	—	(18,047)	Bank of Nova Scotia
CAD	700	02/22/42	2.865%	3 Month Canadian Banker’s Acceptance(1)	66,971	—	66,971	Citibank NA
CHF	150,000	09/02/13	0.010%	1 Day Swiss Franc LIBOR(1)	15	—	15	Credit Suisse International
CHF	55,000	09/27/13	0.010%	1 Day Swiss Franc OIS(1)	5	—	5	UBS AG
CHF	3,500	07/20/14	0.088%	3 Month Swiss Franc LIBOR(1)	6,651	—	6,651	Credit Suisse International
CHF	1,000	03/01/22	1.030%	6 Month Swiss Franc LIBOR(2)	(21,947)	—	(21,947)	Credit Suisse International
COP	6,500,000	04/25/16	3.710%	1 Day COLIBOR OIS(2)	(84,025)	—	(84,025)	BNP Paribas
COP	1,000,000	06/27/23	6.840%	3 Month COLIBOR OIS(2)	17,652	—	17,652	Deutsche Bank AG
CZK	25,000	06/27/18	1.635%	6 Month PRIBOR(2)	11,113	—	11,113	HSBC
DKK	31,000	01/25/16	0.910%	6 Month CIBOR(2)	31,277	—	31,277	Deutsche Bank AG
DKK	3,200	03/01/22	2.300%	6 Month CIBOR(2)	16,485	—	16,485	Credit Suisse International
EUR	3,000	07/20/14	0.088%	3 Month EURIBOR(2)	4,844	—	4,844	Credit Suisse International
EUR	3,000	08/19/14	1.065%	1 Day EUR EONIA OIS(2)	76,561	—	76,561	HSBC
EUR	10,000	12/10/14	0.035%	1 Day EUR EONIA OIS(1)	29,185	—	29,185	HSBC

EUR	1,300	08/04/16	1.925%	1 Day EUR EONIA OIS(2)	111,658	—	111,658	HSBC
EUR	1,000	08/29/16	1.600%	1 Day EUR EONIA(2)	67,704	—	67,704	HSBC
EUR	500	08/30/16	1.560%	1 Day EONIA OIS(2)	32,760	—	32,760	HSBC
EUR	500	11/04/16	1.310%	1 Day EONIA OIS(2)	24,787	—	24,787	HSBC
EUR	500	11/07/16	1.265%	6 Month EURIBOR(2)	23,055	—	23,055	HSBC
EUR	1,000	12/16/16	1.210%	1 Day EUR EONIA(2)	42,483	—	42,483	HSBC
EUR	5,500	12/10/17	0.452%	1 Day EUR EONIA OIS(2)	(61,592)	—	(61,592)	HSBC
EUR	1,200	01/14/18	0.628%	1 Day EUR EONIA(2)	(1,922)	—	(1,922)	HSBC
EUR	1,800	07/27/22	1.772%	6 Month EURIBOR(2)	(19,962)	—	(19,962)	Citibank NA
EUR	1,709	07/23/42	2.246%	6 Month EURIBOR(1)	44,832	—	44,832	Royal Bank of Scotland PLC
EUR	1,871	07/23/42	2.708%	6 Month EURIBOR(2)	3,882	—	3,882	Royal Bank of Scotland PLC
EUR	650	09/24/42	2.404%	6 Month EURIBOR(2)	(7,284)	—	(7,284)	Citibank NA
EUR	850	03/27/43	2.327%	6 Month EURIBOR(2)	(43,882)	—	(43,882)	Bank of America NA
GBP	500	08/01/16	2.060%	6 Month GBP LIBOR(2)	32,596	—	32,596	Citibank NA
GBP	1,200	08/09/16	0.644%	6 Month GBP LIBOR(2)	67,321	—	67,321	HSBC
GBP	2,000	08/17/22	1.975%	3 Month GBP LIBOR (2)	(52,000)	—	(52,000)	Bank of Nova Scotia
GBP	400	09/27/22	1.790%	3 Month GBP LIBOR(2)	(22,372)	—	(22,372)	HSBC
GBP	500	01/03/23	1.895%	3 Month GBP LIBOR(2)	(24,699)	—	(24,699)	HSBC
GBP	2,600	01/13/32	2.788%	6 Month GBP LIBOR(2)	(208,486)	—	(208,486)	Barclays Bank PLC
GBP	1,420	04/24/43	2.932%	6 Month GBP LIBOR(2)	(166,912)	—	(166,912)
HKD	27,000	01/04/18	0.805%	3 Month HIBOR(1)	95,184	—	95,184	Bank of America, NA
HKD	25,000	07/29/18	1.625%	3 Month HIBOR(2)	(4,717)	—	(4,717)	HSBC
HKD	8,200	08/22/22	1.560%	3 Month HIBOR(1)	91,614	—	91,614	HSBC
HUF	330,000	03/27/23	5.510%	6 Month BUBOR(2)	(31,858)	—	(31,858)	Deutsche Bank AG
HUF	300,000	06/27/23	6.325%	6 Month BUBOR(2)	55,915	—	55,915	HSBC
ILS	25,000	03/06/14	1.580%	3 Month TELBOR(1)	(13,653)	—	(13,653)	Deutsche Bank AG
ILS	3,200	03/06/23	3.525%	3 Month TELBOR(2)	383	—	383	Deutsche Bank AG
ILS	4,200	06/27/23	3.730%	3 Month TELBOR(2)	2,797	—	2,797	Credit Suisse International
INR	55,000	03/11/14	7.600%	1 Day MIBOR(1)	14,272	—	14,272	HSBC
INR	55,000	03/11/23	7.470%	1 Day MIBOR(2)	(51,248)	—	(51,248)	HSBC
INR	60,000	05/03/23	7.000%	1 Day MIBOR(2)	(84,982)	—	(84,982)	Barclays Bank PLC
JPY	900,000	01/15/14	0.150%	3 Month Yen LIBOR(1)	83,475	—	83,475	Barclays Bank PLC
JPY	300,000	01/15/16	0.790%	3 Month Yen LIBOR(2)	(55,687)	—	(55,687)	Barclays Bank PLC
JPY	1,200,000	04/18/18	0.418%	6 Month Yen LIBOR(2)	(48)	—	(48)	HSBC

JPY	165,000	06/13/18	0.778%	6 Month Yen LIBOR(2)	29,271	—	29,271	Barclays Bank PLC
JPY	165,000	08/24/18	0.463%	6 Month Yen LIBOR(2)	2,337	—	2,337	Credit Suisse International
JPY	550,000	04/18/20	0.563%	6 Month Yen LIBOR(2)	(29,351)	—	(29,351)	JPMorgan
JPY	260,000	04/19/20	0.528%	6 Month Yen LIBOR(2)	(20,617)	—	(20,617)	Credit Suisse International
JPY	186,905	05/17/20	1.388%	6 Month Yen LIBOR(2)	100,636	—	100,636	Citibank NA
JPY	1,090,000	05/20/20	0.698%	6 Month Yen LIBOR(2)	37,744	—	37,744	Credit Suisse First Boston
JPY	90,000	12/20/20	1.353%	3 Month Yen LIBOR(2)	44,584	—	44,584	Citibank NA
JPY	60,000	02/02/21	1.265%	6 Month Yen LIBOR(2)	27,800	—	27,800	Barclays Bank PLC
JPY	96,000	02/16/21	1.365%	6 Month Yen LIBOR(2)	51,973	—	51,973	Barclays Bank PLC
JPY	50,000	06/02/21	1.200%	6 Month Yen LIBOR(2)	18,253	—	18,253	Barclays Bank PLC
JPY	45,000	06/16/21	1.170%	6 Month Yen LIBOR(2)	15,090	—	15,090	Barclays Bank PLC
JPY	40,000	06/28/21	1.123%	6 Month Yen LIBOR(2)	11,643	—	11,643	Barclays Bank PLC
JPY	40,000	07/11/21	1.193%	6 Month Yen LIBOR(2)	13,795	—	13,795	UBS AG
JPY	30,000	07/22/21	1.090%	6 Month Yen LIBOR(2)	7,662	—	7,662	Citibank NA
JPY	50,000	10/04/21	1.101%	6 Month Yen LIBOR(2)	13,822	—	13,822	Royal Bank of Scotland
JPY	40,000	11/14/21	0.243%	6 Month Yen LIBOR(2)	5,915	—	5,915	Credit Suisse International
JPY	220,000	07/26/22	0.745%	6 Month Yen LIBOR(2)	(31,114)	—	(31,114)	Barclays Bank PLC
JPY	55,000	11/20/22	0.748%	6 Month Yen LIBOR(2)	10,480	—	10,480	Barclays Bank PLC
JPY	120,000	12/27/22	0.803%	6 Month Yen LIBOR(2)	(14,218)	—	(14,218)	HSBC
JPY	175,000	03/15/23	0.755%	6 Month Yen LIBOR(2)	(33,656)	—	(33,656)	Barclays Bank PLC
JPY	145,000	04/15/23	0.750%	6 Month Yen LIBOR(2)	(31,001)	—	(31,001)	Credit Suisse International
JPY	85,500	07/21/24	1.489%	6 Month Yen LIBOR(2)	37,659	—	37,659	Citibank NA
JPY	60,000	07/04/26	1.603%	6 Month Yen LIBOR(2)	24,659	—	24,659	Citibank NA
JPY	70,000	08/02/26	1.534%	6 Month Yen LIBOR(2)	25,464	—	25,464	Citibank NA
JPY	300,000	09/03/27	1.290%	6 Month Yen LIBOR(2)	(40,702)	—	(40,702)	Citibank NA
JPY	35,000	10/02/27	1.238%	6 Month Yen LIBOR(2)	(8,234)	—	(8,234)	Barclays Bank PLC
JPY	55,000	11/05/27	1.270%	6 Month Yen LIBOR(2)	(11,457)	—	(11,457)	Barclays Bank PLC
JPY	40,000	12/04/27	1.261%	6 Month Yen LIBOR(2)	(9,635)	—	(9,635)	Citibank, NA
JPY	40,000	12/14/27	1.235%	6 Month Yen LIBOR(2)	(11,425)	—	(11,425)	Citibank NA
JPY	120,000	02/20/28	1.353%	6 Month Yen LIBOR(2)	(11,960)	—	(11,960)	Deutsche Bank AG
JPY	200,000	04/16/28	0.251%	6 Month Yen LIBOR(2)	(63,915)	—	(63,915)	Barclays Bank PLC

JPY	110,000	08/18/31	0.266%	6 Month Yen LIBOR(2)	18,178	—	18,178	Barclays Bank PLC
JPY	25,000	08/30/31	1.750%	6 Month Yen LIBOR(2)	3,957	—	3,957	Barclays Bank PLC
JPY	240,000	01/18/32	1.638%	6 Month Yen LIBOR(2)	(35,306)	—	(35,306)	Barclays Bank PLC
JPY	80,000	09/24/32	1.561%	6 Month Yen LIBOR(1)	29,613	—	29,613	Citibank NA
JPY	30,000	11/05/32	1.563%	6 Month Yen LIBOR(2)	(10,502)	—	(10,502)	Barclays Bank PLC
JPY	160,000	11/14/32	2.390%	6 Month Yen LIBOR(2)	(33,248)	—	(33,248)	Citibank NA
JPY	35,000	12/14/32	1.575%	6 Month Yen LIBOR(2)	(10,540)	—	(10,540)	Citibank NA
JPY	40,000	07/09/42	1.705%	6 Month Yen LIBOR(2)	(23,132)	—	(23,132)	Barclays Bank PLC
JPY	20,000	10/02/42	1.659%	6 Month Yen LIBOR(2)	(16,357)	—	(16,357)	Barclays Bank PLC
JPY	70,000	01/28/43	1.955%	6 Month Yen LIBOR(2)	(5,571)	—	(5,571)	JPMorgan
JPY	137,500	05/21/43	2.003%	6 Month Yen LIBOR(1)	(9,858)	—	(9,858)	Credit Suisse International
JPY	45,000	05/28/43	2.088%	6 Month Yen LIBOR(1)	(13,495)	—	(13,495)	Deutsche Bank AG
JPY	45,800	05/29/43	2.013%	6 Month Yen LIBOR(1)	(4,331)	—	(4,331)	Morgan Stanley
JPY	100,000	06/03/43	1.970%	6 Month Yen LIBOR(2)	(2,404)	—	(2,404)	JPMorgan
MXN	45,000	12/02/15	5.090%	28 Day Mexican Interbank Rate(2)	22,075	—	22,075	Deutsche Bank AG
MXN	37,000	06/20/18	6.020%	28 Day Mexican Interbank Rate(2)	47,825	—	47,825	Credit Suisse First Boston
MXN	17,100	02/18/22	6.600%	28 Day Mexican Interbank Rate(2)	5,085	—	5,085	Barclays Bank PLC
MXN	31,100	05/25/22	6.370%	28 Day Mexican Interbank Rate(2)	(26,359)	—	(26,359)	Morgan Stanley
MXN	6,000	10/26/22	5.940%	28 Day Mexican Interbank Rate(2)	(23,072)	—	(23,072)	Barclays Bank PLC
MXN	16,000	11/23/22	5.795%	28 Day Mexican Interbank Rate(1)	76,987	—	76,987	Deutsche Bank AG
MXN	25,000	12/23/22	5.900%	28 Day Mexican Interbank Rate(1)	106,460	—	106,460	Royal Bank of Scotland
MXN	15,700	04/28/23	5.100%	28 Day Mexican Interbank Rate(2)	(153,158)	—	(153,158)	Barclays Bank PLC
MXN	15,200	06/28/23	6.670%	28 Day Mexican Interbank Rate(2)	551	—	551	HSBC
MXN	17,500	04/09/42	7.890%	28 Day Mexican Interbank Rate(2)	11,823	—	11,823	Barclays Bank PLC
NOK	47,000	11/07/14	2.170%	6 Month NIBOR(1)	(119,593)	—	(119,593)	Citibank NA
NOK	30,000	05/10/16	1.935%	6 Month NIBOR(2)	(23,322)	—	(23,322)	Royal Bank of Scotland PLC
NOK	13,500	11/07/17	2.550%	6 Month NIBOR(2)	42,873	—	42,873	Citibank NA
NOK	4,500	11/07/22	3.190%	6 Month NIBOR(2)	10,324	—	10,324	Citibank NA
NZD	3,200	08/18/16	2.650%	3 Month BBR(2)	69,723	—	69,723	Citigroup
NZD	1,480	03/26/17	3.810%	3 Month BBR(2)	11,051	—	11,051	HSBC
NZD	1,320	09/25/22	3.790%	3 Month BBR(2)	(53,389)	—	(53,389)	Citigroup
PLN	15,000	06/28/18	3.790%	6 Month WIBOR(2)	60,713	—	60,713	Deutsche Bank AG
PLN	4,900	06/27/21	5.390%	6 Month WIBOR(2)	171,101	—	171,101	UBS AG
PLN	5,700	04/12/22	5.030%	6 Month WIBOR(2)	180,322	—	180,322	HSBC
PLN	4,000	03/14/23	3.810%	6 Month WIBOR(2)	(11,856)	—	(11,856)	Bank of America NA
PLN	4,100	03/18/23	3.660%	6 Month WIBOR(2)	(28,486)	—	(28,486)	HSBC
PLN	3,600	06/27/26	5.280%	6 Month WIBOR(1)	(151,340)	—	(151,340)	UBS AG

PLN	4,100	04/12/27	4.810%	6 Month WIBOR(1)	(113,786)	—	(113,786)	HSBC
PLN	3,500	03/18/43	3.380%	6 Month WIBOR(1)	69,725	—	69,725	HSBC
RUB	70,000	04/10/23	7.470%	3 Month MOSPRIME(2)	35,907	—	35,907	Deutsche Bank AG
SEK	25,000	05/10/16	1.363%	3 Month STIBOR(2)	(25,145)	—	(25,145)	Royal Bank of Scotland PLC
SEK	3,700	02/27/22	2.520%	3 Month STIBOR(2)	3,074	—	3,074	Citibank NA
SEK	3,000	01/16/23	2.200%	3 Month STIBOR(2)	(11,646)	—	(11,646)	Barclays Bank PLC
SGD	1,800	01/08/18	0.935%	6 Month SOR(2)	(36,825)	—	(36,825)	Bank of America, NA
SGD	2,500	07/31/18	1.650%	6 Month SOR(2)	(8,743)	—	(8,743)	HSBC
THB	100,000	05/14/16	2.630%	3 Month BIBOR(2)	(21,976)	—	(21,976)	Citibank NA
THB	50,000	12/20/17	3.230%	6 Month BIBOR(2)	(5,324)	—	(5,324)	Bank of America
TWD	40,000	12/24/22	1.390%	3 Month Secondary Market CP Bank Rate(1)	45,168	—	45,168	HSBC
ZAR	180,000	10/08/13	4.960%	3 Month JIBOR(1)	8,175	—	8,175	Barclays Bank PLC
ZAR	55,000	06/25/18	7.440%	3 Month JIBOR(2)	54,014	—	54,014	HSBC
	5,000	07/12/14	0.518%	3 Month LIBOR(2)	9,819	—	9,819	Bank of Nova Scotia
	9,600	03/08/15	0.383%	3 Month LIBOR(2)	7,101	—	7,101	Deutsche Bank AG
	4,900	01/25/16	0.496%	3 Month LIBOR(1)	11,754	—	11,754	Deutsche Bank AG
	6,070	06/07/16	0.654%	3 Month LIBOR(2)	(6,874)	—	(6,874)	JPMorgan
	9,625	08/31/16	0.934%	3 Month LIBOR(1)	73,397	—	73,397	Credit Suisse International
	2,995	08/31/16	0.975%	3 Month LIBOR(1)	(27,086)	—	(27,086)	JPMorgan
	2,995	08/31/16	0.978%	3 Month LIBOR(1)	(27,450)	—	(27,450)	JPMorgan
	11,150	11/30/16	0.913%	3 Month LIBOR(1)	(1,562)	—	(1,562)	JPMorgan
	3,100	02/24/17	1.192%	3 Month LIBOR(1)	(36,446)	—	(36,446)	Citibank NA
	3,515	08/31/17	0.751%	3 Month LIBOR(1)	61,375	—	61,375	Bank of Novia Scotia
	2,100	01/08/18	0.935%	3 Month LIBOR(2)	(36,238)	—	(36,238)	Bank of America, NA
	3,230	11/15/19	1.444%	3 Month LIBOR(2)	(98,430)	—	(98,430)	Morgan Stanley
	4,850	02/15/20	1.355%	3 Month LIBOR(2)	(210,167)	—	(210,167)	Morgan Stanley
	3,230	02/15/20	1.505%	3 Month LIBOR(1)	109,287	—	109,287	Morgan Stanley
	1,100	08/24/22	1.875%	3 Month LIBOR(2)	(59,132)	—	(59,132)	HSBC
	720	02/24/42	2.864%	3 Month LIBOR(2)	(88,849)	—	(88,849)	Citibank NA

					$(721,249)	$—	$(721,249)

(1)	Fund pays the fixed rate and receives the floating rate.
(2)	Fund pays the floating rate and receives the fixed rate.
(3)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure at July 31, 2013.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Forward rate agreement outstanding at July 31, 2013:

	National Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)	Counterparty
Over the counter forward rate agrement:
CHF	75,000	12/25/13	(0.030)%	3 Month Swiss Franc LIBOR(1)	$15,974	$—	$15,974	Barclays Bank PLC

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of July 31, 2013.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Currency swap agreements outstanding at July 31, 2013:

Notional Amount (000)#	Fund Receives	Notional Amount (000)		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
1,688	3 Month LIBOR	EUR	1,300	3 month EURIBOR minus 30.50 bps	Barclays Bank PLC	12/04/14	$(37,577)	$—	$(37,577)
326	3 Month LIBOR	EUR	250	3 month EURIBOR minus 31.70 bps	Barclays Bank PLC	12/14/15	(5,772)	—	(5,772)
1,035	3 Month LIBOR plus 303 bps	EUR	750	6.500%	Citibank NA	02/10/14	(56,283)	(54,263)	(2,020)
1,986	3 Month LIBOR plus 472 bps	EUR	1,500	6.750%	Citibank NA	07/28/14	(103,013)	(56,811)	(46,202)

1,364	3 Month LIBOR plus 247 bps	EUR	1,000	7.500%	Citibank NA	10/14/14	(276,947)	(156,321)	(120,626)
1,333	3 Month LIBOR plus 178 bps	EUR	1,000	7.500%	Citibank NA	10/14/14	(335,618)	(171,339)	(164,279)
778	3 Month LIBOR plus 290 bps	EUR	600	7.500%	Citibank NA	10/14/14	(199,395)	(89,799)	(109,596)
808	3 Month LIBOR plus 623 bps	JPY	62,000	5.500%	Citibank NA	12/15/14	182,576	1,135	181,441
494	3 Month LIBOR plus 390 bps	EUR	400	5.000%	Citibank NA	03/18/15	(71,682)	(15,664)	(56,018)
2,105	3 Month LIBOR plus 190 bps	CHF	2,000	2.625%	Citibank NA	05/12/15	(171,520)	(80,886)	(90,634)
1,246	3 Month LIBOR plus 498 bps	JPY	100,000	4.500%	Citibank NA	06/08/15	258,326	5,106	253,220
307	3 Month LIBOR plus 333 bps	JPY	24,000	4.500%	Citibank NA	06/08/15	50,229	(9,652)	59,881
257	3 Month LIBOR plus 313 bps	JPY	20,000	4.500%	Citibank NA	06/08/15	40,835	(8,938)	49,773
690	3 Month LIBOR plus 197 bps	EUR	500	3.750%	Citibank NA	10/12/15	(32,238)	(16,235)	(16,003)
649	3 Month LIBOR plus 225 bps	EUR	500	3.750%	Citibank NA	10/12/15	(71,966)	(16,830)	(55,136)
582	3 Month LIBOR plus 412 bps	EUR	480	4.500%	Citibank NA	11/30/15	(83,994)	(5,988)	(78,006)
263	3 Month LIBOR	EUR	200	3 month EURIBOR minus 30.00 bps	Citibank NA	12/18/15	(2,363)	—	(2,363)
651	3 Month LIBOR plus 310 bps	EUR	500	3.625%	Citibank NA	02/01/16	(14,914)	10,069	(24,983)
651	3 Month LIBOR plus 273 bps	EUR	500	4.500%	Citibank NA	04/05/16	(72,046)	(23,262)	(48,784)
303	3 Month LIBOR plus 272 bps	EUR	227	4.500%	Citibank NA	04/05/16	(30,427)	(15,743)	(14,684)
960	3 Month LIBOR plus 218 bps	EUR	700	4.500%	Citibank NA	04/15/16	(30,844)	—	(30,844)
1,111	3 Month LIBOR plus 451 bps	JPY	92,000	3.750%	Citibank NA	11/14/16	214,073	13,998	200,075
327	3 Month LIBOR plus 156 bps	CHF	300	2.875%	Citibank NA	11/23/16	(38,894)	(22,609)	(16,285)
325	3 Month LIBOR plus 158 bps	CHF	300	2.875%	Citibank NA	11/23/16	(45,274)	(26,976)	(18,298)
1,605	3 Month LIBOR plus 432 bps	JPY	125,000	3.450%	Citibank NA	03/24/17	427,646	30,640	397,006
244	3 Month LIBOR plus 220 bps	EUR	200	4.250%	Citibank NA	07/14/17	(62,495)	(22,709)	(39,786)
122	3 Month LIBOR plus 208 bps	EUR	100	4.250%	Citibank NA	07/14/17	(32,482)	(12,383)	(20,099)
1,294	3 Month LIBOR	EUR	1,000	3 month EURIBOR minus 28.75 bps	Credit Suisse International	10/15/14	(34,851)	—	(34,851)
1,111	3 Month LIBOR plus 265 bps	CHF	1,000	2.625%	Credit Suisse International	05/12/15	7,666	(24,650)	32,316
567	3 Month LIBOR plus 510 bps	CHF	500	4.000%	Credit Suisse International	05/20/16	80,923	32,056	48,867
12,789	3 Month LIBOR	EUR	9,645	Floating 3 Month EURIBOR minus 26.00 bps	Deutsche Bank AG	01/25/15	(30,021)	—	(30,021)

	620	3 Month LIBOR	CHF	588	3 Month CHF LIBOR minus 34.75 bps	HSBC	11/13/13	(14,546)	—	(14,546)
	293	3 Month LIBOR	EUR	220	3 month EURIBOR minus 25.75 bps	HSBC	01/17/15	865	—	865
	107	3 Month LIBOR	CHF	100	3 month CHF LIBOR minus 29.00 bps	HSBC	04/24/15	(977)	—	(977)
	461	3 Month LIBOR	EUR	350	3 month EURIBOR minus 30.25 bps	HSBC	12/19/15	(3,938)	—	(3,938)
TRY	4,800	7.700%		2,500	3 Month LIBOR	HSBC	07/19/18	(44,717)	—	(44,717)
	635	3 Month LIBOR	EUR	500	3 month EURIBOR minus 31.25 bps	JPMorgan	11/15/14	(28,255)	—	(28,255)
	147	3 Month LIBOR plus 398 bps	EUR	120	4.500%	JPMorgan	11/30/15	(20,703)	(2,359)	(18,344)

								$(690,613)	$(740,413)	$49,800

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure at July 31, 2013.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Foreign Bonds	$—	$182,036,706	$1,844,175
Asset-Backed Securities
Collateralized Loan Obligations, Debt Obligations and Other Asset-Backed Securities	—	3,312,318	—
Residential Mortgage-Backed Securities	—	18,843,955	—
Bank Loans	—	1,375,374	598,616
Corporate Bonds	—	53,096,180	693,565
Municipal Bonds	—	1,454,784	—

U.S. Treasury Obligations	—	2,118,903	—
Preferred Stock	110,000	—	—
Affiliated Money Market Mutual Fund	254,798	—	—
Option Purchased	—	2	—
Other Financial Instruments*
Futures Contracts	(439,547)	—	—
Forward Foreign Currency Exchange Contracts	—	177,253	—
Forward Rate Agreements	—	15,974	—
Credit Default Swap Agreements	48,810	2,997,873	—
Interest Rate Swaps	(74,192)	(733,072)	11,823
Currency Swap Agreements	—	49,800	—

Total	$(100,131)	$264,746,050	$3,148,179

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Foreign Bonds	Collateralized Loan Obligations, Debt Obligations and Other Asset Backed Securities	Bank Loans	Corporate Bonds	Credit Default Swaps		Interest Rate Swaps
Balance as of 10/31/12	$2,020,650	$17,826	$288,755	$739,080	$(3,246)		$128,968
Accrued discounts/premiums	—	14	3,995	—	—		—
Realized gain (loss)	—	—	8,525	—	—	**	—	**
Change in unrealized appreciation (depreciation)***	(176,475)	(17,840)	(16,605)	(7,597)	3,246		(117,145)
Purchases	—	—	606,894	—	—		—
Sales	—	—	(292,948)	(37,918)	—		—
Transfers into Level 3	—	—	—	—	—		—
Transfers out of Level 3	—	—	—	—	—		—

Balance as of 07/31/13	$1,844,175	$—	$598,616	$693,565	$—		$11,823

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.
**	The realized gain incurred during the period for the other financial instruments was $32,929.
***	Of which, $(317,823) was included in Net Assets relating to securities held at reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Valuation Committee, which contain unobservable inputs. Such methodologies include, but are not limited to, using prices provided by a single broker/dealer, the cost of the investment, and prices of any recent transactions of bids/offers for such securities or any comparable securities.

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of July 31, 2013 was as follows:

Sovereigns	57.1%
Residential Mortgage-Backed Securities	6.8
Banking	5.7
Non-Corporate Foreign Agencies	4.4
Cable	1.7
Non-Captive Finance	1.7
Capital Goods	1.6
Technology	1.3
Media & Entertainment	1.3
Collateralized Loan Obligations, Debt Obligations and Other Asset-Backed Securities	1.2
Healthcare & Pharmaceutical	1.0
Telecommunications	1.0
Foods	1.0
Electric	0.9
Insurance	0.9
U.S. Treasury Obligations	0.8
Metals & Mining	0.8
Pipelines & Other	0.5
Brokerage	0.5
Municipal Bonds	0.5
Gaming	0.5
Chemicals	0.4
Building Materials & Construction	0.4
Automotive	0.4
Paper	0.4
Aerospace & Defense	0.3
Energy - Integrated	0.3
Tobacco	0.3
Energy - Other	0.3
Healthcare Insurance	0.2
Packaging	0.2
Consumer	0.2
Retailers	0.2
Real Estate Investment Trusts	0.2
Airlines	0.2
Affiliated Money Market Mutual Fund	0.1
Railroads	0.1
Oil, Gas & Consumable Fuels	0.1

95.5
Other assets in excess of liabilities	4.5

Net Assets	100.0%

Notes to Schedule of Investments (Unaudited)

Securities Valuation: The Fund holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Fund’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Fund’s investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Schedule of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options and swap contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price; they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Fund’s normal pricing time. These securities are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 of the fair value hierarchy as the adjustment factors are considered as significant other observable inputs to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as they have the ability to be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies issues and guaranteed obligations, U.S. Treasury obligations and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing models with inputs from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund invests in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

The Fund may hold up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Other information regarding the Fund is available in the Fund’s most recent Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Global Total Return Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date September 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date September 23, 2013

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date September 23, 2013

*	Print the name and title of each signing officer under his or her signature.